Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.8%)
U.S. Government Securities (10.8%)
	United States Treasury Note/Bond	0.125%	1/15/24	399,000	382,354
	United States Treasury Note/Bond	0.375%	4/15/24	600,000	573,375
[1]	United States Treasury Note/Bond	0.250%	5/15/24	400,000	380,375
	United States Treasury Note/Bond	0.375%	8/15/24	500,000	473,125
	United States Treasury Note/Bond	0.375%	9/15/24	500,000	471,875
	United States Treasury Note/Bond	0.750%	11/15/24	737,000	698,999
	United States Treasury Note/Bond	1.500%	11/30/24	142,100	137,304
	United States Treasury Note/Bond	1.000%	12/15/24	820,000	781,563
[2,3]	United States Treasury Note/Bond	1.125%	1/15/25	892,000	851,442
	United States Treasury Note/Bond	1.500%	2/15/25	334,000	321,527
	United States Treasury Note/Bond	1.750%	3/15/25	278,900	270,184
	United States Treasury Note/Bond	0.250%	10/31/25	102,000	92,948
[3]	United States Treasury Note/Bond	0.375%	11/30/25	500,000	456,563
[2]	United States Treasury Note/Bond	0.375%	1/31/26	850,000	772,570
	United States Treasury Note/Bond	0.500%	2/28/26	500,000	455,781
[2]	United States Treasury Note/Bond	0.750%	3/31/26	579,000	531,956
Total U.S. Government and Agency Obligations (Cost $8,073,008)					7,651,941
Asset-Backed/Commercial Mortgage-Backed Securities (6.9%)
[4]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	8,150	8,094
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	11,679	11,592
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	6,251	6,157
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	3,360	3,360
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	2,819
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	7,730	7,497
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	19,450	19,618
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	21,620	21,640
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	7,990	7,770
[4,5,6]	Aventura Mall Trust Class A Series 2018-AVM	4.249%	7/5/40	580	575
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	9,935	9,976
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	14,490	14,272
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	8,001	7,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	4,699
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.502%	9/15/48	1,600	1,485
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.120%	9/20/46	3,546	2,909
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	3,845
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	797
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	5,379
[4]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	8,668	8,496
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	3,047
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	3,080	3,017
[4]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	6,680	6,841
[4]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	7,533	7,496
[4,6]	Bank of America Mortgage Trust Class A2 Series 2002-J	3.387%	9/25/32	13	13
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.164%	5/25/47	4,837	4,815
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	2.802%	10/25/36	5,430	5,063
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,620	2,613
[4,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	6,333	6,254
[4,6]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	7,705	7,686
[4,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	5,990	5,877
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	8,042	8,001
[4,6]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	1.298%	2/25/30	5,792	5,787
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	13,037	12,144
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	4,170	4,174
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	6,810	6,648
[4]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/16/26	45,390	42,938
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	2,543	2,546
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	14,690	14,067
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	25,320	24,773
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	12,510	11,620
[4,5]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	45,710	43,491
[4]	CarMax Auto Owner Trust Class A3 Series 2021-3	0.550%	6/15/26	20,270	19,576
[4]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	12,860	12,734
[4]	CarMax Auto Owner Trust Class B Series 2020-3	1.090%	3/16/26	7,740	7,451
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	4,030	4,061
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	4,240	4,199
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	4,840	4,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	5,869
[4]	CarMax Auto Owner Trust Class C Series 2021-4	1.380%	7/15/27	9,910	9,223
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	2,730	2,744
[4]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	20,340	19,488
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	9,050
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	6,400	6,383
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,489
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	5,304
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,310	6,195
[4]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	7,400	7,552
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	6,715	6,549
[4]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	3,106	2,953
[4]	CD Mortgage Trust Class AM Series 2017-CD4	3.747%	5/10/50	5,295	5,174
[4,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	6,357	6,087
[4,6]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	2,092	2,041
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	6,299	5,848
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	4,944
[4,5]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	5,705	5,713
[4,6]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.638%	3/20/36	3,339	3,261
[4,6]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.706%	2/25/47	3,856	3,177
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	7,276	7,225
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	14,749	14,560
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,559
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	6,350	6,358
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	3,873	3,889
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	12,754	12,709
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	25,685	25,585
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	12,858	12,832
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	25,297	25,260
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	4,694
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	4,683	4,596
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	4,338
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	38,271	37,646
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	12,426	12,365
[4,6]	Citigroup Commercial Mortgage Trust Class AS Series 2017-P8	3.789%	9/15/50	1,590	1,557
[4,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	5,394	5,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	9,500	9,329
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.577%	7/10/47	4,380	4,322
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.727%	9/10/58	4,000	3,774
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.406%	9/15/50	5,840	5,688
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	2.995%	7/25/37	241	228
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	13,316	13,397
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	7,174	7,071
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	1,915	1,922
[4]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	17,266	17,109
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,640	2,641
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	7,275	7,364
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	8,502	8,540
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	3,617	3,651
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	278	278
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.412%	7/10/45	12,747	12,881
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	3,082	3,086
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	1,772	1,769
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	8,193	8,163
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	19,714	19,692
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	22,007	21,895
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	15,612	15,482
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	20,333	19,989
[4,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	8,199	8,240
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	13,223	13,337
[4]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	14,434	14,432
[4]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	36,015	35,604
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	14,442	14,360
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	4,100	4,108
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	1,990	1,975
[4,5]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	17,360	17,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	COMM Mortgage Trust Class AM Series 2013-CR9	4.436%	7/10/45	11,250	11,196
[4,5,6]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	18,565	18,756
[4,6]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	13,450	13,598
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	27,380	27,399
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	2,380	2,385
[4,5,6]	COMM Mortgage Trust Class C Series 2013-CR9	4.436%	7/10/45	12,690	11,962
[4,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.597%	10/10/48	8,118	8,117
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2015-C3	3.447%	8/15/48	7,289	7,222
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	24,670	24,443
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	5,082
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.513%	8/15/48	10,600	9,279
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	13,990	14,356
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,454
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	11,180	10,078
[4,5]	DLLAD LLC Class A3 Series 2021-1A	0.640%	9/21/26	13,750	12,869
[4,5]	Dllmt LLC Class A3 Series 2021-1	1.000%	7/21/25	11,910	11,422
[4,5]	Dllmt LLC Class A4 Series 2021-1	1.240%	6/20/29	7,940	7,470
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	5,790	5,772
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	4,195	4,215
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	25,404	25,599
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	15,870	15,969
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	5,010	4,975
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	5,010	4,982
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	6,160	6,135
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	1.468%	10/25/56	9,026	9,038
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	4,111	4,037
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	13,515	13,073
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	16,740	16,181
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.558%	11/25/36	1,909	1,428
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.918%	1/25/37	4,134	2,923
[4,5]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	11,648	10,610
[4]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	13,640	13,633
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	21,100	20,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	20,100	19,671
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	6,270	5,963
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	5,689
[4]	Ford Credit Auto Owner Trust Class B Series 2020-B	1.190%	1/15/26	15,500	14,964
[4,5]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	5,365	5,399
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,109
[4]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	8,650	8,471
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	4,930	4,646
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	5,885
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	2,620	2,402
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	5,350	5,232
[4,5,6,7]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	2.389%	3/25/42	4,597	4,601
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	6,110	5,871
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-3	0.500%	7/21/25	11,160	10,654
[4]	GM Financial Automobile Leasing Trust Class B Series 2021-3	0.760%	7/21/25	10,230	9,659
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	4,545	4,524
[4]	GM Financial Automobile Leasing Trust Class C Series 2021-2	1.010%	5/20/25	11,140	10,623
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	6,680	6,678
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	6,470	6,465
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	12,710	12,322
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	24,320	23,348
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	7,740	7,402
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	10,500	9,828
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	14,240	13,224
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	11,410	10,606
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	5,700	5,408
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	7,010	6,599
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	3,250	3,055
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	7,270	6,810
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	2,910	2,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2022-2	3.770%	4/17/28	16,500	16,383
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	2,200	2,108
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	2,710	2,572
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	2,150	2,028
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-2	1.280%	1/19/27	7,030	6,511
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	3,400	3,281
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	33,810	30,399
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,687
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	3,044
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	2.851%	11/19/35	766	742
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	46,850	45,248
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	3,940	3,822
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	8,220	7,916
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	3,210	3,124
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	5,800	5,598
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	31,290	28,285
[4,5,6]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.948%	8/25/60	1,342	1,342
[4,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	3,919
[4]	GS Mortgage Securities Trust Class A3 Series 2015-GC34	3.244%	10/10/48	17,505	17,233
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,452
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	13,060	12,991
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC14	3.955%	8/10/46	20,453	20,532
[4]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	14,871	14,591
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	14,623	14,459
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	9,121	9,107
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	17,922	17,758
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	11,930	11,455
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	5,021
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	3,920	3,731
[4,6]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.167%	7/10/46	22,934	23,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	13,757	13,804
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	33,925	34,047
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	16,700	16,640
[4]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	35,733	35,399
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	1,410	1,410
[4,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	13,246	13,175
[4,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	5,350	5,331
[4,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.644%	9/10/47	10,665	10,391
[4,5,6]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.200%	7/10/46	5,650	5,231
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.665%	9/10/47	17,556	15,630
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.803%	10/10/48	12,080	11,635
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2019-A	2.340%	2/15/24	597	597
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	26,430	25,698
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2020-A	1.930%	4/15/27	8,270	8,182
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	11,420	10,767
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	4,980	4,657
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	4,780	4,719
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	3,360	3,340
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	22,030	21,210
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	1.140%	6/21/28	8,630	8,089
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	12,340	11,676
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	13,000	12,190
[4,5]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	8,400	8,398
[4,5]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	2,393	2,394
[4,5]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,700	1,701
[4,5]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	11,165	10,487
[4,5]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	14,750	13,812
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-B	0.380%	8/15/25	6,950	6,686
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2021-C	0.760%	2/17/26	34,970	33,413
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-B	0.380%	1/15/26	45,470	43,752
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	8,200	7,843
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-B	0.600%	2/16/27	21,480	19,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	13,120	12,185
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	5,655	5,662
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	3,600	3,553
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	8,220	7,688
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	8,510	7,940
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	7,900	7,260
[4]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	4,840	4,629
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	6,764
[4]	Hyundai Auto Receivables Trust Class C Series 2021-A	1.330%	11/15/27	12,395	11,493
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	8,400	7,691
[4,5,6]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	1.254%	3/17/37	34,846	34,540
[4,5,6]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.504%	3/17/37	9,889	9,813
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	1,392	1,389
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	3,815	3,846
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	1,680	1,695
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	3,586	3,578
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	14,600	14,758
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	5.106%	12/15/46	21,150	21,612
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.213%	1/15/46	5,450	5,470
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.171%	12/15/46	9,770	9,874
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.892%	11/15/43	2,467	2,258
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	33,369	32,779
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	19,404	19,234
[4,6]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	10,455	10,481
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	1,860	1,880
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	1,975	1,986
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	3,910	3,887
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	19,090	18,794
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	18,814	18,625
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C32	3.329%	11/15/48	3,850	3,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	24,417	24,417
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	2,866	2,880
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	2,900	2,931
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	28,340	28,508
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	10,982	10,942
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	15,342	15,119
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.167%	7/15/45	7,520	7,537
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	12,950	13,033
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	15,901	15,949
[4,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.947%	2/15/47	13,200	13,260
[4,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.947%	2/15/47	8,880	8,339
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	5,875
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	5,933
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	2,522	2,479
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	2,500	2,449
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	6,430	6,253
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	4,050
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	5,561
[4,6]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	8,556	8,337
[4,5,6]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	9,405	9,314
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	2,734	2,739
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	4,174	4,199
[4,5]	Master Credit Card Trust Class A Series 2021-1A	0.530%	11/21/25	44,340	41,998
[4,5]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	16,300	15,546
[4,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	2.091%	4/25/34	31	29
[4]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	13,030	12,451
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	2.562%	7/25/33	210	232
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	2.972%	2/25/33	305	296
[4,5]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	4,350	4,370
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	3,580	3,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	6,400	6,337
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	8,093	8,087
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	9,426	9,290
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	23,051	22,618
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	3,647	3,647
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.210%	7/15/46	28,493	28,709
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.296%	8/15/46	24,216	24,108
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	3,830	3,855
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	8,300	8,342
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	6,400	6,398
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	4,025	4,010
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	13,400	13,458
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	26,250	26,104
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	22,328	22,218
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	9,789	9,614
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	28,249	28,111
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,422
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	16,356	16,470
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	11,456	11,498
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C17	3.741%	8/15/47	16,794	16,754
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	16,957	16,812
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,940	2,935
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	17,500	17,669
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	9,540	9,473
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	7,460	7,446
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.477%	6/15/47	22,920	22,537
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.210%	7/15/46	3,372	3,023
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.060%	4/15/47	1,895	1,895
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.910%	6/15/47	12,300	11,551
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.886%	5/15/49	7,019	6,769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	6,765	6,596
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	5,420	5,368
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	15,955	15,708
[4,5]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	14,995	14,864
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	41,942	41,887
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	11,960	11,560
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	5,621	5,388
[4,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.729%	12/15/48	5,740	5,257
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	1.976%	6/25/36	2,024	1,950
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	15,230	15,059
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	4,997	4,973
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	6,728	6,652
[4,5]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	24,896	24,992
[4,5,6]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	1.418%	3/25/66	11,331	11,349
[4,5]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	13,014	12,914
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	7,290	7,332
[4,5]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	5,825	5,187
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	12,880	11,758
[4,5,6]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	1.434%	1/16/60	2,972	2,970
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.594%	6/20/60	1,795	1,792
[4,5,6]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.504%	8/18/60	1,524	1,522
[4,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.618%	11/25/65	11,050	11,168
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,690	3,525
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,518
[4,5,6]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.288%	12/5/59	4,263	4,259
[4,5,6]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	1.338%	4/10/50	834	833
[4,5,6]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	1.288%	11/10/49	2,455	2,454
[4,6]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.513%	9/25/36	2,237	1,571
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	4.439%	8/25/36	6,360	4,544
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	24,290	23,883
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	13,030	12,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	15,528	15,582
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	14,950	15,017
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	12,078	12,129
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	25,830	25,531
[4,5]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	36,430	35,104
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2021-B	0.540%	6/20/25	8,960	8,513
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2021-C	0.590%	3/20/26	9,170	8,716
[4]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	6,030	6,026
[4,5]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	9,190	8,790
[4,5]	Santander Retail Auto Lease Trust Class C Series 2021-C	1.110%	3/20/26	14,090	13,309
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	15,340	15,212
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	17,540	16,915
[4,5]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	14,530	13,730
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	4,034	4,000
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	9,140	8,963
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	12,442	12,404
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	14,852	14,811
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.618%	1/25/39	499	498
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	1.268%	7/25/40	222	221
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	359	359
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	1,085	1,077
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	207	207
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	2,674	2,671
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	5,279	5,244
[4,5]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	523	523
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	1,634	1,632
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	3,070	3,036
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	3,578	3,538
[4,5]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.600%	9/22/25	15,250	14,402
[4,5]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	3,620	3,554
[4,5]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	7,820	7,439
[4,5]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	11,660	11,057
[4,5]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	3,000	2,967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	7,770	7,355
[4,5]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	1,126	1,127
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	24,260	24,072
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	2,640	2,593
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	17,410	16,212
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	40,160	36,560
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	19,640	18,333
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	14,820	14,211
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	29,200	28,596
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	11,100	10,272
[4,5]	Toyota Lease Owner Trust Class A4 Series 2021-A	0.500%	8/20/25	6,310	6,103
[4,5]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	21,060	21,155
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	5,422
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	5,849	5,747
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	25,038	24,954
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	7,560	7,551
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	2,304	2,307
[4]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	48,170	45,587
[4]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	18,260	17,275
[4]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	22,770	21,388
[4]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	19,430	18,281
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	12,360	11,673
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	18,050	17,370
[4,6]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	2.514%	9/25/33	383	402
[4,6]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	2.572%	1/25/33	63	68
[4,6]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	2.371%	8/25/33	254	251
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	26,236	25,909
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	8,255	7,861
[4,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	4,716	4,751
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	22,981	22,537
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	32,866	32,703
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	24,860	24,742
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	24,336	24,347
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	7,343	7,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	5,565
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,450
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,447
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,461
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	3,040	3,109
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	33,030	32,987
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	16,700	16,544
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	11,100	11,229
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.440%	7/15/46	4,906	4,939
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	7,000
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	17,222	17,163
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	8,550	8,553
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	7,894	7,952
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	6,550	5,997
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	3,959
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.706%	9/15/58	14,300	13,864
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	5,973	5,679
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.598%	10/25/36	2,500	2,449
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	35,485	35,221
[4,6]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	14,980	15,081
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	9,770	9,837
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	19,900	20,042
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	2,418	2,401
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	10,830	10,833
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	2,586	2,578
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	14,650	14,815
[4,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	8,730	8,806
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	23,553	23,717
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	22,461	22,525
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	10,000	9,990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	14,702	14,786
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,860	2,872
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,230	2,226
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	7,070
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	5.028%	12/15/46	5,775	5,796
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	10,869
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	4,106
[4]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	22,010	21,092
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	13,110	12,281
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	5,210	5,206
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	4,350	4,176
[4]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	8,950	8,488
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	4,360	4,089
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	5,360	4,917
[4]	World Omni Auto Receivables Trust Class B Series 2021-D	1.520%	11/15/27	14,055	13,167
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	3,900	3,722
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	4,270	3,979
[4]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	2,420	2,222
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,348
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	25,540	24,670
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2021-A	0.500%	11/16/26	11,150	10,702
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	4,970	4,938
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,089,338)					4,919,749
Corporate Bonds (76.4%)
Communications (5.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	7,819	7,768
	AT&T Inc.	2.625%	12/1/22	9,800	9,843
	AT&T Inc.	0.900%	3/25/24	267,030	256,772
	AT&T Inc.	4.450%	4/1/24	2,710	2,781
	AT&T Inc.	3.950%	1/15/25	9,505	9,710
	AT&T Inc.	3.400%	5/15/25	15,049	15,194
	AT&T Inc.	1.700%	3/25/26	210,870	194,638
	AT&T Inc.	2.300%	6/1/27	57,457	52,938
[8]	Booking Holdings Inc.	0.100%	3/8/25	23,876	24,224
	Booking Holdings Inc.	3.600%	6/1/26	16,000	15,909
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	124,465	124,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	80,277	81,299
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	266,302	271,246
	Comcast Corp.	3.375%	8/15/25	95,599	95,257
	Comcast Corp.	3.950%	10/15/25	68,499	69,368
	Comcast Corp.	3.150%	3/1/26	52,555	51,642
[8]	Comcast Corp.	0.010%	9/14/26	48,105	47,236
	Comcast Corp.	2.350%	1/15/27	51,881	48,705
[5]	Cox Communications Inc.	3.150%	8/15/24	9,327	9,227
[5]	CSC Holdings LLC	5.375%	2/1/28	4,745	4,389
[5]	CSC Holdings LLC	7.500%	4/1/28	1,100	1,015
[5]	CSC Holdings LLC	6.500%	2/1/29	3,000	2,866
[5]	CSC Holdings LLC	4.625%	12/1/30	4,395	3,361
[5]	Deutsche Telekom International Finance BV	2.485%	9/19/23	15,700	15,543
[5]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,810	10,671
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	2,718	2,563
	Discovery Communications LLC	2.950%	3/20/23	55,062	55,044
	Discovery Communications LLC	3.800%	3/13/24	63,424	63,476
	Discovery Communications LLC	3.900%	11/15/24	28,005	28,032
	Discovery Communications LLC	3.450%	3/15/25	5,993	5,863
	Discovery Communications LLC	3.950%	6/15/25	6,790	6,734
	Discovery Communications LLC	4.900%	3/11/26	78,370	79,860
[5]	DISH DBS Corp.	5.250%	12/1/26	2,413	2,219
	Expedia Group Inc.	3.600%	12/15/23	4,840	4,841
	Expedia Group Inc.	4.500%	8/15/24	3,012	3,047
[5]	Expedia Group Inc.	6.250%	5/1/25	2,920	3,062
	Expedia Group Inc.	5.000%	2/15/26	15,700	16,070
	Fox Corp.	4.030%	1/25/24	46,216	46,645
	Fox Corp.	3.050%	4/7/25	61,451	60,383
[5]	Frontier Communications Holdings LLC	5.875%	10/15/27	988	946
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	5,208	4,755
[9]	Global Switch Holdings Ltd.	4.375%	12/13/22	19,190	24,349
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,672	6,743
	Level 3 Financing Inc.	5.250%	3/15/26	1,523	1,484
[5]	Level 3 Financing Inc.	4.625%	9/15/27	1,640	1,478
[5]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	1,261
[5]	Level 3 Financing Inc.	3.625%	1/15/29	2,350	1,912
[5]	Magallanes Inc.	3.428%	3/15/24	93,475	92,913
[5]	Magallanes Inc.	3.638%	3/15/25	77,840	76,711
[5]	Magallanes Inc.	3.755%	3/15/27	240,981	232,665
	Netflix Inc.	5.875%	2/15/25	1,455	1,511
[5]	Netflix Inc.	3.625%	6/15/25	12,468	12,197
	Netflix Inc.	4.375%	11/15/26	7,179	7,123
	Netflix Inc.	4.875%	4/15/28	10,180	9,994
	Netflix Inc.	5.875%	11/15/28	354	364
[5]	Nexstar Media Inc.	5.625%	7/15/27	3,875	3,773
[5]	Nexstar Media Inc.	4.750%	11/1/28	2,898	2,639
[5]	NTT Finance Corp.	0.583%	3/1/24	45,780	43,637
[5]	NTT Finance Corp.	1.162%	4/3/26	87,855	79,362
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	21,539	21,316
	Ooredoo International Finance Ltd.	3.250%	2/21/23	16,700	16,735
	Paramount Global Inc.	4.750%	5/15/25	57,348	58,761
	Paramount Global Inc.	4.000%	1/15/26	10,167	10,162
[5]	Rogers Communications Inc.	3.200%	3/15/27	19,430	18,527
[5]	Sirius XM Radio Inc.	3.125%	9/1/26	1,215	1,119
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	700	675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Sirius XM Radio Inc.	4.000%	7/15/28	825	746
[5]	Sky Ltd.	3.125%	11/26/22	9,700	9,737
[5]	Sky Ltd.	3.750%	9/16/24	48,460	48,709
[8]	Sky Ltd.	2.500%	9/15/26	22,015	23,983
	Sprint Corp.	7.125%	6/15/24	10,496	11,042
	Sprint Corp.	7.625%	3/1/26	3,640	3,963
	Take-Two Interactive Software Inc.	3.300%	3/28/24	23,520	23,393
	Take-Two Interactive Software Inc.	3.550%	4/14/25	24,260	24,027
	Take-Two Interactive Software Inc.	3.700%	4/14/27	29,100	28,514
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,730	9,132
	T-Mobile USA Inc.	3.500%	4/15/25	318,391	314,506
	T-Mobile USA Inc.	1.500%	2/15/26	54,009	49,305
	T-Mobile USA Inc.	2.250%	2/15/26	9,980	9,174
[5]	T-Mobile USA Inc.	2.250%	2/15/26	4,855	4,476
	T-Mobile USA Inc.	3.750%	4/15/27	253	246
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	55	54
	VeriSign Inc.	5.250%	4/1/25	28,080	28,909
	Verizon Communications Inc.	0.850%	11/20/25	38,220	34,834
	Verizon Communications Inc.	1.450%	3/20/26	119,445	109,598
	Verizon Communications Inc.	2.625%	8/15/26	19,430	18,458
	Verizon Communications Inc.	4.125%	3/16/27	43,582	43,852
	Verizon Communications Inc.	3.000%	3/22/27	55,195	52,842
	Verizon Communications Inc.	2.100%	3/22/28	43,612	39,125
[5]	Videotron Ltd.	5.125%	4/15/27	1,875	1,838
	Vodafone Group plc	3.750%	1/16/24	132,231	133,691
	Vodafone Group plc	4.125%	5/30/25	22,338	22,623
	Walt Disney Co.	3.350%	3/24/25	65,463	65,317
	Walt Disney Co.	1.750%	1/13/26	51,805	48,601
	Walt Disney Co.	3.375%	11/15/26	43,628	43,254
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	5,320	4,645
					3,745,884
Consumer Discretionary (5.4%)
[5]	1011778 BC ULC / New Red Finance Inc.	5.750%	4/15/25	761	778
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	3,456	3,180
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,974	1,810
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	6,349	5,901
	American Honda Finance Corp.	1.950%	5/10/23	26,550	26,337
	American Honda Finance Corp.	0.875%	7/7/23	31,700	31,035
	American Honda Finance Corp.	3.625%	10/10/23	54,500	54,970
	American Honda Finance Corp.	0.550%	7/12/24	97,050	91,614
	American Honda Finance Corp.	0.750%	8/9/24	14,895	14,078
	American Honda Finance Corp.	2.150%	9/10/24	25,448	24,794
[8]	American Honda Finance Corp.	1.950%	10/18/24	14,575	15,586
	American Honda Finance Corp.	1.200%	7/8/25	47,476	44,166
	Asbury Automotive Group Inc.	4.500%	3/1/28	7,269	6,774
	Asbury Automotive Group Inc.	4.750%	3/1/30	615	551
	AutoZone Inc.	3.625%	4/15/25	50,197	50,164
	AutoZone Inc.	3.750%	6/1/27	15,500	15,350
[5]	BMW US Capital LLC	0.800%	4/1/24	20,000	19,102
[5]	BMW US Capital LLC	1.250%	8/12/26	24,500	22,186
	BorgWarner Inc.	3.375%	3/15/25	11,300	11,205
	BorgWarner Inc.	2.650%	7/1/27	61,831	57,491
[5]	Boyd Gaming Corp.	8.625%	6/1/25	3,040	3,173
	Brunswick Corp.	0.850%	8/18/24	34,250	32,085
[5]	Caesars Entertainment Inc.	6.250%	7/1/25	2,420	2,447
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	602	614
[5]	Carnival Corp.	4.000%	8/1/28	3,690	3,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	11,865	11,927
[5]	Churchill Downs Inc.	5.500%	4/1/27	6,559	6,453
[5]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,651
[5]	Clarios Global LP	6.750%	5/15/25	2,269	2,326
[5]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	1,620	1,643
[5]	Daimler Finance North America LLC	1.750%	3/10/23	4,000	3,965
[5]	Daimler Finance North America LLC	3.650%	2/22/24	26,000	26,070
[5]	Daimler Finance North America LLC	0.750%	3/1/24	122,615	117,277
[5]	Daimler Finance North America LLC	2.700%	6/14/24	38,000	37,370
[5]	Daimler Finance North America LLC	1.450%	3/2/26	63,000	57,592
	DR Horton Inc.	2.600%	10/15/25	35,654	34,194
	DR Horton Inc.	1.300%	10/15/26	24,280	21,505
	eBay Inc.	1.400%	5/10/26	28,500	25,935
[5]	ERAC USA Finance LLC	2.700%	11/1/23	54,880	54,432
[5]	ERAC USA Finance LLC	3.850%	11/15/24	37,894	38,177
[5]	ERAC USA Finance LLC	3.800%	11/1/25	18,585	18,648
[5]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	2,878
	Ford Motor Credit Co. LLC	3.087%	1/9/23	5,500	5,469
	Ford Motor Credit Co. LLC	5.125%	6/16/25	2,745	2,735
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,195	1,157
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,395	8,858
	Ford Motor Credit Co. LLC	2.700%	8/10/26	6,095	5,437
	Ford Motor Credit Co. LLC	4.950%	5/28/27	16,975	16,503
	Ford Motor Credit Co. LLC	4.125%	8/17/27	6,703	6,216
	Ford Motor Credit Co. LLC	3.815%	11/2/27	993	904
	General Motors Co.	4.875%	10/2/23	32,904	33,590
	General Motors Co.	5.400%	10/2/23	55,240	56,781
	General Motors Co.	6.125%	10/1/25	113,177	119,281
	General Motors Financial Co. Inc.	4.250%	5/15/23	36,300	36,719
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,558
	General Motors Financial Co. Inc.	5.100%	1/17/24	45,250	46,232
	General Motors Financial Co. Inc.	3.950%	4/13/24	51,061	51,270
	General Motors Financial Co. Inc.	1.200%	10/15/24	33,600	31,558
	General Motors Financial Co. Inc.	3.500%	11/7/24	37,585	37,292
	General Motors Financial Co. Inc.	4.000%	1/15/25	4,900	4,895
	General Motors Financial Co. Inc.	2.900%	2/26/25	39,315	38,083
	General Motors Financial Co. Inc.	4.350%	4/9/25	64,275	64,557
	General Motors Financial Co. Inc.	2.750%	6/20/25	22,453	21,536
	General Motors Financial Co. Inc.	1.250%	1/8/26	153,293	137,117
	General Motors Financial Co. Inc.	5.250%	3/1/26	29,409	30,196
	General Motors Financial Co. Inc.	4.000%	10/6/26	14,131	13,818
	General Motors Financial Co. Inc.	2.350%	2/26/27	53,440	48,151
	Genuine Parts Co.	1.750%	2/1/25	29,450	27,991
[5]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	14,115
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	105,856	98,376
	Harley-Davidson Inc.	3.500%	7/28/25	16,500	16,167
[5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,959	8,082
[5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	860	871
[5]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	2,935	2,668
	Honda Motor Co. Ltd.	2.271%	3/10/25	28,570	27,720
	Honda Motor Co. Ltd.	2.534%	3/10/27	38,890	36,891
	Hyatt Hotels Corp.	1.300%	10/1/23	38,800	37,731
[5]	International Game Technology plc	4.125%	4/15/26	1,855	1,743
[5]	International Game Technology plc	6.250%	1/15/27	540	549
	Lennar Corp.	4.875%	12/15/23	10,500	10,686
	Lennar Corp.	4.500%	4/30/24	34,650	35,172
	Lennar Corp.	5.875%	11/15/24	19,700	20,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	4.750%	5/30/25	22,084	22,503
	Lennar Corp.	5.250%	6/1/26	52,647	54,279
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	10,985	11,319
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	1,647	1,496
	Lowe's Cos. Inc.	3.125%	9/15/24	7,405	7,381
	Lowe's Cos. Inc.	3.350%	4/1/27	18,020	17,593
	Marriott International Inc.	5.750%	5/1/25	49,575	51,979
	Marriott International Inc.	3.750%	10/1/25	15,325	15,211
	Marriott International Inc.	3.125%	6/15/26	6,390	6,169
[5]	Mattel Inc.	5.875%	12/15/27	9,219	9,427
	McDonald's Corp.	3.300%	7/1/25	25,701	25,600
	McDonald's Corp.	1.450%	9/1/25	24,300	22,785
	McDonald's Corp.	3.500%	7/1/27	21,500	21,192
[5]	Meritage Homes Corp.	3.875%	4/15/29	1,775	1,592
[5]	NCL Corp Ltd.	5.875%	2/15/27	1,298	1,240
[5]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	51,000	48,173
[5]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	23,960	22,247
[5]	Nissan Motor Acceptance Co. LLC	2.000%	3/9/26	72,750	65,022
[5]	Nissan Motor Acceptance Co. LLC	1.850%	9/16/26	68,035	59,065
[5]	Nissan Motor Co. Ltd.	3.043%	9/15/23	105,000	103,982
[5]	Nissan Motor Co. Ltd.	3.522%	9/17/25	135,142	130,612
[8]	Nissan Motor Co. Ltd.	2.652%	3/17/26	12,100	12,429
[5]	Penn National Gaming Inc.	5.625%	1/15/27	1,225	1,174
	PulteGroup Inc.	5.500%	3/1/26	11,245	11,721
	PulteGroup Inc.	5.000%	1/15/27	1,310	1,346
[8]	Richemont International Holding SA	1.000%	3/26/26	9,715	10,065
	Ross Stores Inc.	0.875%	4/15/26	43,000	38,489
[5]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	592	620
[5]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	596	616
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	706	768
	Starbucks Corp.	2.000%	3/12/27	3,813	3,515
[5]	Stellantis Finance US Inc.	1.711%	1/29/27	10,685	9,484
[8]	Stellantis NV	3.875%	1/5/26	700	777
	TJX Cos. Inc.	2.250%	9/15/26	2,011	1,905
	Toll Brothers Finance Corp.	4.875%	11/15/25	4,860	4,870
	Toll Brothers Finance Corp.	4.875%	3/15/27	6,805	6,766
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,490	2,372
	Toyota Motor Credit Corp.	2.500%	3/22/24	37,760	37,374
	Toyota Motor Credit Corp.	1.450%	1/13/25	46,070	43,876
	Toyota Motor Credit Corp.	3.000%	4/1/25	39,050	38,575
	Toyota Motor Credit Corp.	0.800%	10/16/25	93,500	85,548
	Toyota Motor Credit Corp.	1.900%	1/13/27	67,445	62,612
	Toyota Motor Credit Corp.	3.050%	3/22/27	110,905	107,850
[5]	Vail Resorts Inc.	6.250%	5/15/25	9,713	9,987
[10]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	12,910	9,130
[9]	Volkswagen Financial Services NV	1.125%	9/18/23	29,400	36,055
[9]	Volkswagen Financial Services NV	1.125%	7/5/26	200	228
[5]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	75,020	75,177
[5]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	48,000	47,523
[5]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	36,400	36,399
[5]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	17,700	17,918
[5]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	116,065	111,494
[5]	Volkswagen Group of America Finance LLC	2.850%	9/26/24	22,133	21,724
[5]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,429
[5]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	94,250	85,900
[5]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	4,801
[8]	Volkswagen Leasing GmbH	1.375%	1/20/25	27,139	28,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Volkswagen Leasing GmbH	0.375%	7/20/26	14,570	14,111
[5]	William Carter Co.	5.625%	3/15/27	2,947	2,936
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	2,206	2,057
					3,854,525
Consumer Staples (3.2%)
[5]	7-Eleven Inc.	0.625%	2/10/23	30,650	30,125
[5]	7-Eleven Inc.	0.800%	2/10/24	127,000	121,130
[5]	7-Eleven Inc.	0.950%	2/10/26	67,700	60,512
	Altria Group Inc.	2.350%	5/6/25	58,739	56,243
[8]	Altria Group Inc.	1.700%	6/15/25	9,705	10,067
	Altria Group Inc.	4.400%	2/14/26	16,727	16,923
	Altria Group Inc.	2.625%	9/16/26	25,076	23,521
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	20,831	20,697
	BAT Capital Corp.	3.222%	8/15/24	54,807	54,092
	BAT Capital Corp.	2.789%	9/6/24	9,750	9,525
[9]	BAT Capital Corp.	2.125%	8/15/25	9,705	11,549
	BAT Capital Corp.	3.215%	9/6/26	71,137	67,135
	BAT Capital Corp.	4.700%	4/2/27	10,000	9,905
[5]	BAT International Finance plc	3.950%	6/15/25	75,200	74,156
	BAT International Finance plc	1.668%	3/25/26	133,590	120,005
[9]	BAT International Finance plc	4.000%	9/4/26	2,797	3,508
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	6,310	5,871
	Campbell Soup Co.	3.650%	3/15/23	47,173	47,469
	Campbell Soup Co.	3.950%	3/15/25	20,300	20,414
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	15,010	15,570
[5]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	16,000	15,583
	Conagra Brands Inc.	0.500%	8/11/23	8,750	8,459
	Constellation Brands Inc.	3.200%	2/15/23	4,550	4,572
	Constellation Brands Inc.	4.250%	5/1/23	78,574	79,632
	Constellation Brands Inc.	4.750%	11/15/24	11,550	11,855
	Constellation Brands Inc.	4.400%	11/15/25	23,350	23,766
	Constellation Brands Inc.	4.750%	12/1/25	4,000	4,133
	Constellation Brands Inc.	3.700%	12/6/26	8,315	8,224
	Constellation Brands Inc.	3.500%	5/9/27	34,705	33,950
[5]	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	145,350	142,709
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	58,059	56,217
	J M Smucker Co.	3.500%	3/15/25	15,800	15,757
[5]	JDE Peet's NV	1.375%	1/15/27	36,090	31,465
	Keurig Dr Pepper Inc.	3.130%	12/15/23	15,320	15,348
	Keurig Dr Pepper Inc.	0.750%	3/15/24	25,455	24,307
	Keurig Dr Pepper Inc.	4.417%	5/25/25	11,672	11,912
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	19,493
	Kraft Heinz Foods Co.	3.875%	5/15/27	24,988	24,467
[9]	Kraft Heinz Foods Co.	4.125%	7/1/27	300	388
	Kroger Co.	3.850%	8/1/23	3,400	3,430
	Kroger Co.	4.000%	2/1/24	20,700	20,920
	Kroger Co.	3.500%	2/1/26	26,000	25,668
	Kroger Co.	2.650%	10/15/26	620	588
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,210	2,153
[8]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	11,289	11,670
	McCormick & Co. Inc.	3.150%	8/15/24	8,764	8,721
	McCormick & Co. Inc.	3.400%	8/15/27	19,385	18,845
	Mead Johnson Nutrition Co.	4.125%	11/15/25	4,900	4,975
	Molson Coors Beverage Co.	3.000%	7/15/26	24,500	23,378
[5]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	98,580	95,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	19,510	18,324
[5]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	48,010	43,213
	Mondelez International Inc.	1.500%	5/4/25	61,425	57,995
	Mondelez International Inc.	2.625%	3/17/27	29,030	27,418
[5]	Nestle Holdings Inc.	3.500%	9/24/25	14,500	14,600
[5]	Performance Food Group Inc.	6.875%	5/1/25	997	1,025
[5]	Performance Food Group Inc.	5.500%	10/15/27	4,340	4,209
	Philip Morris International Inc.	1.500%	5/1/25	35,300	33,319
	Philip Morris International Inc.	2.750%	2/25/26	15,557	15,074
[8]	Philip Morris International Inc.	2.875%	3/3/26	21,955	23,795
	Philip Morris International Inc.	0.875%	5/1/26	34,000	30,541
[5]	Post Holdings Inc.	5.750%	3/1/27	247	244
[5]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	114,068	112,478
[5]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	12,151	11,693
	Reynolds American Inc.	4.450%	6/12/25	149,846	150,990
	Target Corp.	1.950%	1/15/27	23,133	21,698
	Tyson Foods Inc.	3.900%	9/28/23	20,328	20,504
	Tyson Foods Inc.	3.950%	8/15/24	88,199	88,936
	Tyson Foods Inc.	4.000%	3/1/26	31,486	31,585
[5]	Viterra Finance BV	2.000%	4/21/26	19,750	17,746
					2,252,383
Energy (7.1%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	14,200	13,163
	BP Capital Markets America Inc.	3.790%	2/6/24	50,029	50,460
	BP Capital Markets America Inc.	3.194%	4/6/25	46,652	46,215
	BP Capital Markets America Inc.	3.796%	9/21/25	40,135	40,460
	BP Capital Markets America Inc.	3.410%	2/11/26	36,620	36,197
	BP Capital Markets America Inc.	3.119%	5/4/26	63,745	62,232
	BP Capital Markets America Inc.	3.017%	1/16/27	28,626	27,578
	BP Capital Markets plc	3.814%	2/10/24	28,727	29,014
	BP Capital Markets plc	3.535%	11/4/24	16,530	16,577
	BP Capital Markets plc	3.506%	3/17/25	15,360	15,361
	BP Capital Markets plc	3.279%	9/19/27	38,808	37,577
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,212
	Canadian Natural Resources Ltd.	3.800%	4/15/24	18,691	18,753
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,950	12,961
	Canadian Natural Resources Ltd.	2.050%	7/15/25	18,312	17,262
	Cenovus Energy Inc.	5.375%	7/15/25	110,000	114,216
	Cenovus Energy Inc.	4.250%	4/15/27	34,940	34,949
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	131,309	137,765
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	131,039	136,374
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	52,787	54,317
	Cheniere Energy Inc.	4.625%	10/15/28	3,665	3,562
	Chevron Corp.	1.554%	5/11/25	33,324	31,621
[5]	CNX Resources Corp.	7.250%	3/14/27	4,850	4,955
	ConocoPhillips Co.	2.400%	3/7/25	23,370	22,757
	ConocoPhillips Co.	4.950%	3/15/26	61,485	64,807
	Continental Resources Inc.	3.800%	6/1/24	14,571	14,588
[5]	Continental Resources Inc.	2.268%	11/15/26	26,650	24,299
[5]	Coterra Energy Inc.	4.375%	6/1/24	23,830	24,003
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	2,820	2,820
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,830
	Devon Energy Corp.	5.250%	9/15/24	69,358	71,532
	Devon Energy Corp.	5.850%	12/15/25	13,303	14,103
	Diamondback Energy Inc.	3.250%	12/1/26	76,325	74,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	DT Midstream Inc.	4.125%	6/15/29	3,795	3,446
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	6,378	6,337
	Ecopetrol SA	5.875%	9/18/23	9,009	9,142
	Ecopetrol SA	4.125%	1/16/25	11,959	11,571
	Empresa Nacional del Petroleo	4.375%	10/30/24	22,304	22,427
	Empresa Nacional del Petroleo	3.750%	8/5/26	10,390	9,871
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	5,140
	Enable Midstream Partners LP	3.900%	5/15/24	6,970	6,946
	Enable Midstream Partners LP	4.400%	3/15/27	9,650	9,539
	Enbridge Energy Partners LP	5.875%	10/15/25	24,941	26,364
	Enbridge Inc.	4.000%	10/1/23	32,750	33,068
	Enbridge Inc.	3.500%	6/10/24	36,445	36,435
	Enbridge Inc.	2.500%	1/15/25	33,290	32,231
	Enbridge Inc.	2.500%	2/14/25	13,050	12,601
	Enbridge Inc.	1.600%	10/4/26	29,100	26,318
	Enbridge Inc.	4.250%	12/1/26	4,461	4,495
	Enbridge Inc.	3.700%	7/15/27	19,646	19,213
[5]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	1,196	1,229
[5]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	1,179	1,182
	Energy Transfer LP	3.450%	1/15/23	16,340	16,372
	Energy Transfer LP	3.600%	2/1/23	2,916	2,922
	Energy Transfer LP	4.250%	3/15/23	39,423	39,745
	Energy Transfer LP	4.200%	9/15/23	42,572	42,941
	Energy Transfer LP	5.875%	1/15/24	40,015	41,228
	Energy Transfer LP	4.900%	2/1/24	40,324	40,907
	Energy Transfer LP	4.250%	4/1/24	43,668	43,971
	Energy Transfer LP	4.500%	4/15/24	40,986	41,431
	Energy Transfer LP	4.050%	3/15/25	54,034	53,721
	Energy Transfer LP	2.900%	5/15/25	11,640	11,234
	Energy Transfer LP	5.950%	12/1/25	10,655	11,206
	Energy Transfer LP	4.750%	1/15/26	3,155	3,194
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	85,463	85,923
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	107,739	108,576
[5]	Eni SpA	4.000%	9/12/23	77,305	77,846
[5]	EnLink Midstream LLC	5.625%	1/15/28	865	857
	EnLink Midstream Partners LP	4.850%	7/15/26	2,915	2,842
	Enterprise Products Operating LLC	3.900%	2/15/24	28,502	28,751
	Enterprise Products Operating LLC	3.700%	2/15/26	31,438	31,200
	EOG Resources Inc.	2.625%	3/15/23	10,751	10,759
[5]	EQM Midstream Partners LP	6.000%	7/1/25	2,905	2,886
[5]	EQT Corp.	3.125%	5/15/26	2,748	2,592
	EQT Corp.	3.900%	10/1/27	22,500	21,583
	Exxon Mobil Corp.	2.992%	3/19/25	27,951	27,705
	Exxon Mobil Corp.	3.043%	3/1/26	30,225	29,755
	Exxon Mobil Corp.	2.275%	8/16/26	20,813	19,852
[8]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	2,600	680
[8]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	15,630	3,948
[8]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	3,400	918
	Harvest Operations Corp.	3.000%	9/21/22	2,875	2,880
	Harvest Operations Corp.	1.000%	4/26/24	19,240	18,388
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	2,095	2,054
	KazMunayGas National Co. JSC	4.750%	4/24/25	4,790	4,674
[5]	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	2,695
	KazTransGas JSC	4.375%	9/26/27	2,699	2,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	67,487	67,586
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,068	10,098
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,015	11,119
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	17,184	17,378
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,200
	Kinder Morgan Inc.	3.150%	1/15/23	88,311	88,528
[5]	Kinder Morgan Inc.	5.625%	11/15/23	24,815	25,429
	Kinder Morgan Inc.	4.300%	6/1/25	25,844	26,073
	Kinder Morgan Inc.	1.750%	11/15/26	29,100	26,328
	Marathon Petroleum Corp.	3.625%	9/15/24	31,830	31,675
	Marathon Petroleum Corp.	4.700%	5/1/25	109,247	110,870
	Marathon Petroleum Corp.	5.125%	12/15/26	55,600	57,919
	MPLX LP	3.500%	12/1/22	41,490	41,680
	MPLX LP	3.375%	3/15/23	15,115	15,168
	MPLX LP	4.875%	12/1/24	29,939	30,537
	MPLX LP	4.875%	6/1/25	20,670	21,095
	MPLX LP	1.750%	3/1/26	85,686	78,200
	Newfield Exploration Co.	5.375%	1/1/26	32,854	34,047
	Nustar Logistics LP	5.750%	10/1/25	4,110	4,078
	Occidental Petroleum Corp.	5.500%	12/1/25	2,665	2,712
	ONEOK Inc.	2.750%	9/1/24	43,924	42,801
	ONEOK Inc.	2.200%	9/15/25	25,076	23,495
	ONEOK Inc.	5.850%	1/15/26	13,718	14,456
	ONEOK Partners LP	3.375%	10/1/22	6,951	6,966
	ONEOK Partners LP	5.000%	9/15/23	26,043	26,478
	ONEOK Partners LP	4.900%	3/15/25	9,680	9,880
	Ovintiv Exploration Inc.	5.625%	7/1/24	27,480	28,562
	Pertamina Persero PT	4.875%	5/3/22	37,442	37,442
	Pertamina Persero PT	4.300%	5/20/23	50,622	51,014
	Pertamina Persero PT	1.400%	2/9/26	19,433	17,508
	Petrobras Global Finance BV	6.850%	6/5/15	1,000	882
	Petronas Capital Ltd.	7.875%	5/22/22	10,234	10,252
	Phillips 66	3.700%	4/6/23	23,599	23,768
	Phillips 66	0.900%	2/15/24	24,185	23,241
	Phillips 66	3.850%	4/9/25	18,475	18,582
	Phillips 66	1.300%	2/15/26	31,403	28,642
	Phillips 66 Partners LP	3.605%	2/15/25	21,326	21,163
	Pioneer Natural Resources Co.	0.550%	5/15/23	30,000	29,269
	Pioneer Natural Resources Co.	1.125%	1/15/26	31,105	28,158
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	18,518	18,564
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	30,937	30,576
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	69,905	70,595
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	34,456	34,474
[5]	SA Global Sukuk Ltd.	0.946%	6/17/24	34,667	32,848
	SA Global Sukuk Ltd.	0.946%	6/17/24	30,376	28,737
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	83,467	84,812
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	55,698	57,609
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	114,190	118,429
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	79,120	83,152
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	15,322	15,680
[5]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,079	2,993
	Saudi Arabian Oil Co.	1.250%	11/24/23	550	534
	Saudi Arabian Oil Co.	2.875%	4/16/24	14,780	14,606
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	23,701	22,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	3.250%	5/11/25	34,824	34,695
	Shell International Finance BV	2.875%	5/10/26	17,236	16,804
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	8,873	8,877
[5]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	21,800	22,179
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	30,630	31,156
[5]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	29,921	29,702
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	10,000	9,915
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	38,173	38,134
[5,11]	Southern Gas Corridor CJSC	6.875%	3/24/26	3,151	3,353
[11]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,449	11,063
	Spectra Energy Partners LP	4.750%	3/15/24	11,420	11,657
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	11,914
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	19,672
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	6,595	6,568
	Suncor Energy Inc.	2.800%	5/15/23	44,265	44,114
	Suncor Energy Inc.	3.100%	5/15/25	72,827	71,434
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	13,256	12,908
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	1,760	1,817
	TotalEnergies Capital International SA	2.434%	1/10/25	58,447	56,972
	TransCanada PipeLines Ltd.	3.750%	10/16/23	28,622	28,826
	TransCanada PipeLines Ltd.	1.000%	10/12/24	116,400	109,212
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	29,193
	Valero Energy Corp.	2.850%	4/15/25	23,370	22,730
	Valero Energy Corp.	3.400%	9/15/26	22,860	22,248
	Western Midstream Operating LP	4.550%	2/1/30	5,530	5,095
	Williams Cos. Inc.	3.350%	8/15/22	9,730	9,732
	Williams Cos. Inc.	3.700%	1/15/23	31,010	31,147
	Williams Cos. Inc.	4.500%	11/15/23	78,400	79,441
	Williams Cos. Inc.	4.300%	3/4/24	13,600	13,749
	Williams Cos. Inc.	4.550%	6/24/24	114,409	116,012
	Williams Cos. Inc.	4.000%	9/15/25	9,899	9,847
					5,060,291
Financials (29.5%)
[5]	ABN AMRO Bank NV	1.542%	6/16/27	53,430	47,715
	ABN AMRO Bank NV	4.400%	3/27/28	22,000	22,006
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	27,850	27,845
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	48,935	48,863
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	89,419	89,585
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	134,600	128,546
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	15,000	15,089
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	42,761	41,687
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	50,233	48,270
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	173,300	161,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	87,400	81,349
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	28,115	27,151
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	24,230	25,140
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	37,600	36,959
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	67,476	60,014
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,855	2,790
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	63,780	56,856
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,700	9,666
	Aflac Inc.	3.250%	3/17/25	5,820	5,786
	Aflac Inc.	1.125%	3/15/26	19,645	17,890
	Air Lease Corp.	2.250%	1/15/23	15,765	15,706
	Air Lease Corp.	2.750%	1/15/23	7,588	7,585
	Air Lease Corp.	3.875%	7/3/23	10,700	10,735
	Air Lease Corp.	4.250%	2/1/24	18,766	18,832
	Air Lease Corp.	2.300%	2/1/25	42,260	40,055
	Air Lease Corp.	3.250%	3/1/25	2,910	2,818
	Air Lease Corp.	3.375%	7/1/25	56,433	54,515
	Air Lease Corp.	2.875%	1/15/26	82,135	77,077
	Air Lease Corp.	3.750%	6/1/26	4,000	3,847
	Air Lease Corp.	1.875%	8/15/26	5,292	4,724
	Air Lease Corp.	2.200%	1/15/27	29,100	26,021
	Aircastle Ltd.	4.400%	9/25/23	4,850	4,867
	Aircastle Ltd.	4.125%	5/1/24	6,790	6,751
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	120	114
	Allstate Corp.	0.750%	12/15/25	17,162	15,626
	Ally Financial Inc.	1.450%	10/2/23	75,800	73,676
	Ally Financial Inc.	3.875%	5/21/24	46,879	47,075
	Ally Financial Inc.	5.125%	9/30/24	1,655	1,706
	Ally Financial Inc.	4.625%	3/30/25	3,814	3,882
	Ally Financial Inc.	5.800%	5/1/25	1,940	2,028
	Ally Financial Inc.	5.750%	11/20/25	4,850	4,984
	American Express Co.	3.400%	2/22/24	27,837	27,893
	American Express Co.	3.375%	5/3/24	60,600	60,514
	American Express Co.	2.500%	7/30/24	74,901	73,420
	American Express Co.	3.000%	10/30/24	36,577	36,285
	American Express Co.	2.250%	3/4/25	38,000	36,685
	American Express Co.	4.200%	11/6/25	16,315	16,665
	American Express Co.	3.125%	5/20/26	6,545	6,422
	American Express Co.	2.550%	3/4/27	53,087	50,034
	American International Group Inc.	2.500%	6/30/25	98,917	95,250
	American International Group Inc.	3.900%	4/1/26	18,700	18,608
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	20,330
	Ameriprise Financial Inc.	2.875%	9/15/26	11,645	11,285
[5]	Antares Holdings LP	3.950%	7/15/26	20,925	19,112
[5]	Antares Holdings LP	2.750%	1/15/27	23,100	19,726
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	26,800	25,431
	Aon plc	4.000%	11/27/23	27,482	27,739
	Aon plc	3.500%	6/14/24	42,490	42,533
	Aon plc	3.875%	12/15/25	10,782	10,844
[5]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	4,836
	Ares Capital Corp.	2.150%	7/15/26	29,000	25,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Argenta Spaarbank NV	1.000%	1/29/27	300	294
[8]	Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	400	431
	Assurant Inc.	4.200%	9/27/23	9,700	9,819
[5]	Athene Global Funding	1.200%	10/13/23	36,190	34,986
[5]	Athene Global Funding	0.950%	1/8/24	34,970	33,357
[5]	Athene Global Funding	0.914%	8/19/24	28,300	26,545
[8]	Athene Global Funding	1.125%	9/2/25	50,358	51,456
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	81,779	77,761
[6,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	2.527%	7/26/29	55,206	39,426
[9]	Aviva plc	6.125%	11/14/36	7,200	9,676
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	30,875	27,577
[5]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	30,990	29,820
[5]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	1,877	1,811
[9]	AXA SA	6.686%	7/29/49	200	274
[9]	Banco Santander SA	2.750%	9/12/23	2,500	3,129
	Banco Santander SA	2.706%	6/27/24	78,400	76,858
	Banco Santander SA	0.701%	6/30/24	16,085	15,550
	Banco Santander SA	2.746%	5/28/25	60,170	57,477
	Banco Santander SA	5.179%	11/19/25	5,225	5,327
	Banco Santander SA	1.849%	3/25/26	29,250	26,605
	Banco Santander SA	1.722%	9/14/27	22,400	19,728
[6,10]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.963%	1/19/23	14,400	10,219
	Bank of America Corp.	3.550%	3/5/24	127,571	127,607
	Bank of America Corp.	4.000%	4/1/24	14,195	14,395
	Bank of America Corp.	0.523%	6/14/24	21,300	20,601
	Bank of America Corp.	3.864%	7/23/24	43,351	43,449
	Bank of America Corp.	4.200%	8/26/24	20,727	20,965
	Bank of America Corp.	0.810%	10/24/24	59,850	57,472
	Bank of America Corp.	4.000%	1/22/25	94,485	94,626
	Bank of America Corp.	1.843%	2/4/25	104,570	101,201
	Bank of America Corp.	3.458%	3/15/25	9,700	9,625
	Bank of America Corp.	3.950%	4/21/25	81,301	81,049
	Bank of America Corp.	0.976%	4/22/25	89,163	84,289
	Bank of America Corp.	3.841%	4/25/25	24,300	24,277
	Bank of America Corp.	3.875%	8/1/25	4,645	4,669
	Bank of America Corp.	0.981%	9/25/25	49,430	46,044
	Bank of America Corp.	3.093%	10/1/25	80,345	78,754
	Bank of America Corp.	2.456%	10/22/25	19,250	18,547
	Bank of America Corp.	3.366%	1/23/26	53,253	52,102
	Bank of America Corp.	2.015%	2/13/26	51,370	48,582
	Bank of America Corp.	4.450%	3/3/26	54,103	54,257
	Bank of America Corp.	3.384%	4/2/26	111,500	109,100
	Bank of America Corp.	1.319%	6/19/26	84,240	77,199
	Bank of America Corp.	4.250%	10/22/26	27,110	27,100
	Bank of America Corp.	1.197%	10/24/26	43,560	39,327
	Bank of America Corp.	1.658%	3/11/27	48,515	43,982
	Bank of America Corp.	3.559%	4/23/27	28,110	27,311
	Bank of America Corp.	1.734%	7/22/27	138,145	123,995
	Bank of America Corp.	3.248%	10/21/27	26,508	25,248
	Bank of America Corp.	2.551%	2/4/28	55,500	51,225
	Bank of America Corp.	4.376%	4/27/28	24,200	24,162
	Bank of Montreal	3.300%	2/5/24	97,460	97,588
	Bank of Montreal	0.625%	7/9/24	36,100	34,006
	Bank of Montreal	1.250%	9/15/26	27,680	24,725
	Bank of Montreal	0.949%	1/22/27	24,275	21,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Montreal	4.338%	10/5/28	95,773	96,390
	Bank of New York Mellon Corp.	3.000%	2/24/25	21,580	21,420
	Bank of New York Mellon Corp.	1.600%	4/24/25	22,970	21,802
	Bank of New York Mellon Corp.	2.450%	8/17/26	10,000	9,607
[9]	Bank of Nova Scotia	1.375%	12/5/23	1,500	1,847
	Bank of Nova Scotia	3.400%	2/11/24	8,044	8,058
	Bank of Nova Scotia	0.700%	4/15/24	31,806	30,246
	Bank of Nova Scotia	0.650%	7/31/24	25,170	23,624
	Bank of Nova Scotia	1.450%	1/10/25	32,600	30,806
	Bank of Nova Scotia	2.200%	2/3/25	59,127	56,915
	Bank of Nova Scotia	3.450%	4/11/25	32,225	31,859
	Bank of Nova Scotia	1.300%	6/11/25	46,410	43,075
	Bank of Nova Scotia	4.500%	12/16/25	47,180	47,667
	Bank of Nova Scotia	1.050%	3/2/26	62,795	56,375
	Bank of Nova Scotia	1.350%	6/24/26	55,250	49,874
	Bank of Nova Scotia	2.700%	8/3/26	32,480	30,974
	Bank of Nova Scotia	1.300%	9/15/26	17,300	15,479
[5]	Bank of Nova Scotia	1.188%	10/13/26	20,710	18,888
	Bank of Nova Scotia	1.950%	2/2/27	26,600	24,253
[9]	Banque Federative du Credit Mutuel SA	2.250%	12/18/23	1,800	2,237
[5]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	49,182	46,730
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	23,563	21,175
[9]	Barclays plc	3.125%	1/17/24	14,575	18,227
	Barclays plc	4.375%	9/11/24	56,209	56,438
	Barclays plc	1.007%	12/10/24	48,910	46,645
	Barclays plc	3.650%	3/16/25	38,535	37,988
	Barclays plc	3.932%	5/7/25	51,325	51,167
	Barclays plc	4.375%	1/12/26	56,898	56,743
	Barclays plc	2.852%	5/7/26	87,146	83,448
	Barclays plc	5.200%	5/12/26	56,705	57,425
	Barclays plc	2.279%	11/24/27	79,800	71,841
[9]	Barclays plc	3.750%	11/22/30	300	369
[5]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	3,254	2,976
[8]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	26,785	28,252
[8]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	23,547	24,513
[8]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	5,850	6,059
[8]	BNP Paribas Cardif SA	4.032%	11/29/49	300	325
[5]	BNP Paribas SA	2.819%	11/19/25	18,898	18,210
[5]	BNP Paribas SA	2.219%	6/9/26	15,083	14,069
[5]	BNP Paribas SA	1.323%	1/13/27	46,182	41,037
[5]	BPCE SA	5.700%	10/22/23	29,100	29,828
[5]	BPCE SA	2.375%	1/14/25	37,030	35,432
[5]	BPCE SA	1.000%	1/20/26	30,245	27,056
[5]	BPCE SA	2.045%	10/19/27	33,900	30,328
[6,10]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.627%	4/26/23	11,840	8,402
	Brookfield Asset Management Inc.	4.000%	1/15/25	19,800	19,961
	Brown & Brown Inc.	4.200%	9/15/24	33,202	33,483
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	8,516	8,475
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	53,800	53,024
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	16,780	15,239
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	72,865	65,065
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	46,900	45,387
	Capital One Bank USA NA	2.280%	1/28/26	48,130	46,273
	Capital One Financial Corp.	2.600%	5/11/23	21,934	21,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.500%	6/15/23	1,210	1,216
	Capital One Financial Corp.	3.900%	1/29/24	19,550	19,653
	Capital One Financial Corp.	3.750%	4/24/24	15,000	15,024
	Capital One Financial Corp.	3.300%	10/30/24	14,500	14,335
	Capital One Financial Corp.	1.343%	12/6/24	20,900	20,101
	Capital One Financial Corp.	4.200%	10/29/25	23,563	23,530
	Capital One Financial Corp.	2.636%	3/3/26	72,900	70,001
	Capital One Financial Corp.	3.750%	3/9/27	23,488	22,901
	Capital One Financial Corp.	1.878%	11/2/27	48,500	43,279
	Charles Schwab Corp.	3.625%	4/1/25	45,039	45,108
	Charles Schwab Corp.	3.850%	5/21/25	49,462	50,008
	Charles Schwab Corp.	0.900%	3/11/26	26,115	23,637
	Charles Schwab Corp.	1.150%	5/13/26	29,150	26,447
	Charles Schwab Corp.	2.450%	3/3/27	43,175	40,633
	Chubb INA Holdings Inc.	3.350%	5/15/24	51,810	51,994
[8]	Chubb INA Holdings Inc.	0.300%	12/15/24	21,768	22,324
	Chubb INA Holdings Inc.	3.150%	3/15/25	12,265	12,203
	Chubb INA Holdings Inc.	3.350%	5/3/26	50,778	50,265
[8]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	2,300	2,391
	Citigroup Inc.	3.500%	5/15/23	18,000	18,115
[9]	Citigroup Inc.	2.750%	1/24/24	1,100	1,377
	Citigroup Inc.	1.678%	5/15/24	20,210	19,918
	Citigroup Inc.	4.044%	6/1/24	71,725	72,121
	Citigroup Inc.	3.750%	6/16/24	1,800	1,813
	Citigroup Inc.	0.776%	10/30/24	25,890	24,799
	Citigroup Inc.	3.875%	3/26/25	26,482	26,444
	Citigroup Inc.	3.352%	4/24/25	75,179	74,089
	Citigroup Inc.	3.300%	4/27/25	11,650	11,519
	Citigroup Inc.	0.981%	5/1/25	29,145	27,478
	Citigroup Inc.	4.400%	6/10/25	28,325	28,542
	Citigroup Inc.	5.500%	9/13/25	2,615	2,728
	Citigroup Inc.	1.281%	11/3/25	19,100	17,876
	Citigroup Inc.	2.014%	1/25/26	34,000	32,150
	Citigroup Inc.	4.600%	3/9/26	54,990	55,405
	Citigroup Inc.	3.106%	4/8/26	92,665	89,805
	Citigroup Inc.	3.400%	5/1/26	19,500	19,008
	Citigroup Inc.	3.200%	10/21/26	50,468	48,629
	Citigroup Inc.	1.122%	1/28/27	38,800	34,624
	Citigroup Inc.	1.462%	6/9/27	81,460	72,486
	Citigroup Inc.	3.887%	1/10/28	200	195
	Citigroup Inc.	3.070%	2/24/28	34,000	31,998
	CNO Financial Group Inc.	5.250%	5/30/25	22,250	22,939
[5]	CNO Global Funding	1.750%	10/7/26	20,800	18,793
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	1.945%	9/10/30	7,300	5,134
[5]	Cooperatieve Rabobank UA	3.875%	9/26/23	77,820	78,513
[5]	Cooperatieve Rabobank UA	2.625%	7/22/24	9,920	9,724
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,700	18,740
	Cooperatieve Rabobank UA	3.750%	7/21/26	48,131	46,789
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	33,940	30,298
[5]	Cooperatieve Rabobank UA	1.980%	12/15/27	24,200	21,943
	Corebridge Financial Inc.	3.500%	4/4/25	54,043	53,493
	Corebridge Financial Inc.	3.650%	4/5/27	74,650	72,433
[8]	Credit Agricole Assurances SA	4.500%	10/31/49	400	432
[9]	Credit Agricole SA	7.375%	12/18/23	21,000	28,029
[5]	Credit Agricole SA	1.247%	1/26/27	35,430	31,456
	Credit Suisse AG	0.520%	8/9/23	34,058	33,016
	Credit Suisse AG	0.495%	2/2/24	8,730	8,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	3.625%	9/9/24	60,210	60,100
	Credit Suisse AG	3.700%	2/21/25	20,050	19,862
	Credit Suisse AG	2.950%	4/9/25	28,600	27,796
	Credit Suisse AG	1.250%	8/7/26	38,800	34,315
	Credit Suisse Group AG	3.800%	6/9/23	56,320	56,524
[5]	Credit Suisse Group AG	4.207%	6/12/24	62,630	62,779
	Credit Suisse Group AG	3.750%	3/26/25	7,161	7,033
	Credit Suisse Group AG	4.550%	4/17/26	14,555	14,515
[5]	Credit Suisse Group AG	1.305%	2/2/27	22,645	19,825
[6,10]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	1.389%	3/8/24	9,240	6,493
[5]	Danske Bank A/S	3.875%	9/12/23	34,000	34,109
[5]	Danske Bank A/S	1.171%	12/8/23	43,945	43,321
[5]	Danske Bank A/S	1.226%	6/22/24	29,000	27,438
[5]	Danske Bank A/S	0.976%	9/10/25	54,200	50,250
[5]	Danske Bank A/S	1.549%	9/10/27	17,442	15,422
[8]	Danske Bank A/S	1.000%	5/15/31	4,500	4,317
[8]	de Volksbank NV	0.250%	6/22/26	27,200	26,267
	Deutsche Bank AG	0.962%	11/8/23	13,600	13,106
	Deutsche Bank AG	0.898%	5/28/24	43,600	41,157
	Deutsche Bank AG	2.222%	9/18/24	27,415	26,664
	Deutsche Bank AG	1.447%	4/1/25	29,140	27,532
	Deutsche Bank AG	1.686%	3/19/26	19,425	17,738
	Deutsche Bank AG	2.129%	11/24/26	70,800	64,263
	Deutsche Bank AG	2.311%	11/16/27	32,200	28,508
	Deutsche Bank AG	2.552%	1/7/28	26,600	23,678
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	43,020	42,790
[5,12]	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,813
	Discover Bank	4.200%	8/8/23	37,294	37,657
	Discover Bank	2.450%	9/12/24	34,165	33,203
	Discover Bank	3.450%	7/27/26	25,725	24,996
	Discover Bank	4.682%	8/9/28	14,450	14,584
	Discover Financial Services	3.950%	11/6/24	4,535	4,550
	Discover Financial Services	3.750%	3/4/25	5,085	5,082
	Discover Financial Services	4.500%	1/30/26	9,700	9,794
[5]	DNB Bank ASA	1.127%	9/16/26	41,460	37,595
[5]	DNB Bank ASA	1.535%	5/25/27	24,275	21,829
[5]	Equitable Financial Life Global Funding	0.500%	11/17/23	48,649	46,693
	Equitable Holdings Inc.	3.900%	4/20/23	29,609	29,834
[5]	F&G Global Funding	0.900%	9/20/24	30,700	28,610
[5]	F&G Global Funding	1.750%	6/30/26	31,600	28,713
[5]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	30,685	31,625
	Fifth Third Bancorp	3.650%	1/25/24	29,100	29,184
	Fifth Third Bank NA	3.850%	3/15/26	2,000	1,993
	First American Financial Corp.	4.300%	2/1/23	3,880	3,904
	First American Financial Corp.	4.600%	11/15/24	6,790	6,883
	First-Citizens Bank & Trust Co.	3.929%	6/19/24	8,221	8,263
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	16,692	16,337
[5]	Five Corners Funding Trust	4.419%	11/15/23	89,012	90,154
	FS KKR Capital Corp.	3.400%	1/15/26	17,880	16,860
[5]	GA Global Funding Trust	1.000%	4/8/24	29,135	27,640
[5]	GA Global Funding Trust	1.625%	1/15/26	12,550	11,446
	GATX Corp.	3.250%	3/30/25	2,109	2,069
	GATX Corp.	3.250%	9/15/26	9,710	9,430
	Goldman Sachs Group Inc.	0.627%	11/17/23	52,380	51,578
	Goldman Sachs Group Inc.	3.625%	2/20/24	62,105	62,205
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,010	29,280
	Goldman Sachs Group Inc.	0.673%	3/8/24	33,975	33,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.850%	7/8/24	48,492	48,791
	Goldman Sachs Group Inc.	0.657%	9/10/24	207,145	199,171
	Goldman Sachs Group Inc.	0.925%	10/21/24	54,300	52,223
	Goldman Sachs Group Inc.	3.500%	1/23/25	51,450	51,016
	Goldman Sachs Group Inc.	1.757%	1/24/25	60,080	58,070
	Goldman Sachs Group Inc.	3.500%	4/1/25	89,415	88,342
	Goldman Sachs Group Inc.	3.750%	5/22/25	83,185	82,847
	Goldman Sachs Group Inc.	3.272%	9/29/25	99,376	97,806
	Goldman Sachs Group Inc.	4.250%	10/21/25	61,654	61,850
[9]	Goldman Sachs Group Inc.	1.000%	12/16/25	400	472
	Goldman Sachs Group Inc.	0.855%	2/12/26	33,975	31,015
	Goldman Sachs Group Inc.	3.750%	2/25/26	24,083	23,915
[8]	Goldman Sachs Group Inc.	2.875%	6/3/26	19,500	21,120
	Goldman Sachs Group Inc.	3.500%	11/16/26	25,155	24,567
	Goldman Sachs Group Inc.	1.093%	12/9/26	90,585	81,086
	Goldman Sachs Group Inc.	1.431%	3/9/27	97,620	87,297
	Goldman Sachs Group Inc.	1.542%	9/10/27	38,150	33,694
	Goldman Sachs Group Inc.	1.948%	10/21/27	58,150	52,213
	Goldman Sachs Group Inc.	2.640%	2/24/28	33,595	30,921
[6,10]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.245%	5/16/23	29,170	20,678
[5]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	14,450	13,285
	Hanover Insurance Group Inc.	4.500%	4/15/26	11,640	11,910
	HSBC Holdings plc	3.600%	5/25/23	52,881	53,356
[9]	HSBC Holdings plc	2.175%	6/27/23	14,500	18,221
[13]	HSBC Holdings plc	3.196%	12/5/23	48,400	37,392
[10]	HSBC Holdings plc	3.350%	2/16/24	9,909	7,022
	HSBC Holdings plc	4.250%	3/14/24	64,200	64,601
	HSBC Holdings plc	3.950%	5/18/24	61,416	61,676
	HSBC Holdings plc	0.732%	8/17/24	38,800	37,377
	HSBC Holdings plc	1.162%	11/22/24	25,400	24,360
	HSBC Holdings plc	3.803%	3/11/25	58,275	58,015
	HSBC Holdings plc	0.976%	5/24/25	59,700	56,072
	HSBC Holdings plc	4.250%	8/18/25	41,423	41,290
	HSBC Holdings plc	2.633%	11/7/25	47,395	45,641
	HSBC Holdings plc	4.300%	3/8/26	24,965	25,021
	HSBC Holdings plc	2.999%	3/10/26	47,660	45,943
	HSBC Holdings plc	1.645%	4/18/26	103,654	96,070
	HSBC Holdings plc	3.900%	5/25/26	29,850	29,408
	HSBC Holdings plc	2.099%	6/4/26	127,907	119,528
	HSBC Holdings plc	4.292%	9/12/26	55,223	54,911
	HSBC Holdings plc	1.589%	5/24/27	81,246	72,233
[9]	HSBC Holdings plc	1.750%	7/24/27	8,200	9,515
	HSBC Holdings plc	2.251%	11/22/27	32,800	29,648
[6,10]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.145%	2/16/24	17,314	12,245
	Huntington Bancshares Inc.	4.350%	2/4/23	8,800	8,826
	ING Groep NV	3.550%	4/9/24	4,800	4,790
	ING Groep NV	1.726%	4/1/27	19,420	17,507
	Intercontinental Exchange Inc.	4.000%	10/15/23	40,240	40,736
	Intercontinental Exchange Inc.	3.750%	12/1/25	29,698	29,811
[5]	Intesa Sanpaolo SpA	3.250%	9/23/24	51,560	50,510
	Invesco Finance plc	4.000%	1/30/24	40,732	41,099
	Invesco Finance plc	3.750%	1/15/26	13,760	13,740
[8]	JAB Holdings BV	2.500%	4/17/27	400	427
[5]	Jackson Financial Inc.	1.125%	11/22/23	20,940	20,212
	JPMorgan Chase & Co.	1.514%	6/1/24	29,050	28,579
	JPMorgan Chase & Co.	3.797%	7/23/24	15,069	15,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.875%	9/10/24	3,075	3,090
	JPMorgan Chase & Co.	4.023%	12/5/24	81,527	81,895
	JPMorgan Chase & Co.	3.125%	1/23/25	20,195	20,000
	JPMorgan Chase & Co.	0.563%	2/16/25	30,565	28,962
	JPMorgan Chase & Co.	3.220%	3/1/25	116,868	115,701
	JPMorgan Chase & Co.	0.824%	6/1/25	108,905	102,496
	JPMorgan Chase & Co.	0.969%	6/23/25	81,600	76,712
	JPMorgan Chase & Co.	3.900%	7/15/25	41,063	41,279
	JPMorgan Chase & Co.	2.301%	10/15/25	100,625	96,625
	JPMorgan Chase & Co.	1.561%	12/10/25	47,600	44,818
	JPMorgan Chase & Co.	2.005%	3/13/26	92,841	87,512
	JPMorgan Chase & Co.	2.083%	4/22/26	143,080	134,659
	JPMorgan Chase & Co.	4.080%	4/26/26	63,485	63,366
	JPMorgan Chase & Co.	3.200%	6/15/26	35,935	35,080
	JPMorgan Chase & Co.	1.045%	11/19/26	140,388	126,085
	JPMorgan Chase & Co.	4.125%	12/15/26	19,704	19,598
	JPMorgan Chase & Co.	1.040%	2/4/27	79,540	70,836
	JPMorgan Chase & Co.	1.578%	4/22/27	91,550	82,790
	JPMorgan Chase & Co.	1.470%	9/22/27	59,200	52,625
	JPMorgan Chase & Co.	4.323%	4/26/28	55,805	55,644
	Kemper Corp.	4.350%	2/15/25	18,699	18,775
[8]	La Mondiale SAM	5.050%	12/29/49	300	333
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	3,880	3,813
	Lazard Group LLC	3.750%	2/13/25	7,625	7,614
[14,15]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	9,410	1
	Lincoln National Corp.	4.000%	9/1/23	8,850	8,933
[9]	Lloyds Bank Corporate Markets plc	1.500%	6/23/23	2,000	2,480
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	54,078
	Lloyds Banking Group plc	3.900%	3/12/24	14,500	14,533
	Lloyds Banking Group plc	0.695%	5/11/24	84,320	81,879
	Lloyds Banking Group plc	4.450%	5/8/25	30,695	30,998
	Lloyds Banking Group plc	4.582%	12/10/25	42,583	42,627
	Lloyds Banking Group plc	2.438%	2/5/26	14,700	14,041
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,080
	Lloyds Banking Group plc	3.750%	1/11/27	43,260	42,134
	Lloyds Banking Group plc	1.627%	5/11/27	19,415	17,413
[5]	LSEGA Financing plc	0.650%	4/6/24	39,665	37,552
[5]	LSEGA Financing plc	1.375%	4/6/26	34,875	31,562
[8]	Luminor Bank A/S	0.792%	12/3/24	5,344	5,503
[6,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.945%	5/28/30	33,130	23,956
[5]	Macquarie Group Ltd.	1.340%	1/12/27	35,825	31,880
[5]	Macquarie Group Ltd.	1.629%	9/23/27	21,145	18,605
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	9,700	9,788
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	29,500	29,544
[5]	MassMutual Global Funding II	2.750%	6/22/24	46,246	45,673
[5]	Metropolitan Life Global Funding I	0.400%	1/7/24	19,960	19,001
[5]	Metropolitan Life Global Funding I	3.600%	1/11/24	10,045	10,077
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	79,457	80,212
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,775	8,707
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	48,925	48,889
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	27,840	27,396
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	73,974	71,337
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	34,987	33,536
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	78,174	78,575
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	48,955	45,225
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	75,855	71,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	31,900	29,732
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,300	10,690
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	64,598	57,880
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	27,700	24,721
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	48,200	44,208
[6,10]	Mitsubishi UFJ Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.482%	10/1/24	13,600	9,653
[5]	Mizuho Bank Ltd.	3.750%	4/16/24	5,100	5,127
[5]	Mizuho Bank Ltd.	3.600%	9/25/24	8,300	8,322
	Mizuho Financial Group Inc.	1.241%	7/10/24	41,950	40,889
	Mizuho Financial Group Inc.	2.555%	9/13/25	29,200	28,322
[5]	Mizuho Financial Group Inc.	3.477%	4/12/26	9,700	9,435
	Mizuho Financial Group Inc.	2.226%	5/25/26	29,090	27,504
	Mizuho Financial Group Inc.	1.234%	5/22/27	52,063	46,077
	Mizuho Financial Group Inc.	1.554%	7/9/27	41,000	36,638
	Morgan Stanley	4.100%	5/22/23	34,000	34,353
	Morgan Stanley	0.560%	11/10/23	39,110	38,568
	Morgan Stanley	0.529%	1/25/24	145,450	142,469
	Morgan Stanley	0.731%	4/5/24	36,085	35,148
	Morgan Stanley	3.737%	4/24/24	17,765	17,763
	Morgan Stanley	3.875%	4/29/24	16,900	17,021
	Morgan Stanley	3.700%	10/23/24	28,860	28,931
	Morgan Stanley	0.791%	1/22/25	50,700	48,206
	Morgan Stanley	3.620%	4/17/25	29,100	28,941
	Morgan Stanley	0.790%	5/30/25	224,320	209,778
	Morgan Stanley	2.720%	7/22/25	125,360	122,076
	Morgan Stanley	4.000%	7/23/25	76,051	76,166
	Morgan Stanley	0.864%	10/21/25	11,410	10,593
	Morgan Stanley	1.164%	10/21/25	28,800	26,911
	Morgan Stanley	5.000%	11/24/25	85,105	87,367
	Morgan Stanley	3.875%	1/27/26	90,315	89,670
	Morgan Stanley	2.188%	4/28/26	122,455	115,630
	Morgan Stanley	3.125%	7/27/26	12,619	12,096
	Morgan Stanley	4.350%	9/8/26	41,130	41,186
	Morgan Stanley	0.985%	12/10/26	59,465	53,100
	Morgan Stanley	1.593%	5/4/27	55,135	49,740
	Morgan Stanley	1.512%	7/20/27	66,650	59,501
[8]	Morgan Stanley	0.406%	10/29/27	8,226	7,976
	Morgan Stanley	2.475%	1/21/28	67,200	61,858
	Morgan Stanley	4.210%	4/20/28	29,100	28,883
	National Bank of Canada	0.750%	8/6/24	27,000	25,371
	National Bank of Canada	0.550%	11/15/24	29,260	28,003
[5]	Nationwide Building Society	3.766%	3/8/24	6,900	6,905
[5]	Nationwide Building Society	4.363%	8/1/24	17,052	17,186
[5]	Nationwide Building Society	1.000%	8/28/25	23,130	21,067
[5]	Nationwide Building Society	1.500%	10/13/26	17,845	16,038
[8]	Nationwide Building Society	2.000%	7/25/29	48,715	51,027
	NatWest Group plc	3.875%	9/12/23	36,709	36,815
	NatWest Group plc	2.359%	5/22/24	9,680	9,560
	NatWest Group plc	4.519%	6/25/24	24,958	25,179
	NatWest Group plc	4.269%	3/22/25	73,550	73,593
[8]	NatWest Group plc	1.750%	3/2/26	14,500	15,084
	NatWest Group plc	4.800%	4/5/26	24,675	24,916
	NatWest Group plc	1.642%	6/14/27	22,600	20,121
	NatWest Group plc	3.754%	11/1/29	30,835	30,201
[9]	NatWest Group plc	2.105%	11/28/31	7,300	8,329
[8]	NatWest Markets plc	0.125%	11/12/25	9,700	9,604
[9]	NIBC Bank NV	3.125%	11/15/23	11,500	14,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	2.648%	1/16/25	24,200	23,411
	Nomura Holdings Inc.	1.851%	7/16/25	35,985	33,538
	Nomura Holdings Inc.	1.653%	7/14/26	56,135	50,418
	Nomura Holdings Inc.	2.329%	1/22/27	24,300	22,127
[5]	Northwestern Mutual Global Funding	0.800%	1/14/26	17,170	15,574
[5]	Nuveen Finance LLC	4.125%	11/1/24	14,375	14,437
[8]	Nykredit Realkredit AS	0.875%	1/17/24	1,500	1,569
	OneMain Finance Corp.	3.500%	1/15/27	2,438	2,146
[8]	OP Corporate Bank plc	0.375%	2/26/24	2,000	2,082
	ORIX Corp.	4.050%	1/16/24	3,850	3,892
	Owl Rock Capital Corp.	3.750%	7/22/25	9,580	9,191
	Owl Rock Capital Corp.	4.250%	1/15/26	1,940	1,884
	Owl Rock Capital Corp.	3.400%	7/15/26	23,530	21,733
[5]	Pacific Life Global Funding II	1.200%	6/24/25	18,360	16,894
[9]	Pension Insurance Corp. plc	6.500%	7/3/24	19,905	26,484
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	3,470	3,508
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	10,169	10,143
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	4,340	4,375
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	61,977	61,443
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,835	53,422
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	23,593	32,048
	PNC Bank NA	3.800%	7/25/23	21,354	21,532
	PNC Financial Services Group Inc.	3.900%	4/29/24	7,900	7,990
	Principal Financial Group Inc.	3.100%	11/15/26	5,935	5,713
	Progressive Corp.	2.500%	3/15/27	34,943	33,119
[5]	Protective Life Global Funding	0.473%	1/12/24	320	305
[5]	Protective Life Global Funding	1.618%	4/15/26	27,420	25,253
	Prudential Financial Inc.	5.200%	3/15/44	2,415	2,376
	Prudential Financial Inc.	5.375%	5/15/45	3,465	3,447
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,526
[5]	Reliance Standard Life Global Funding II	3.850%	9/19/23	40,630	40,985
[5]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	6,800	6,009
[9]	Rothesay Life plc	8.000%	10/30/25	19,730	27,632
	Royal Bank of Canada	2.550%	7/16/24	136,123	133,744
	Royal Bank of Canada	0.750%	10/7/24	17,665	16,579
	Royal Bank of Canada	2.250%	11/1/24	117,254	113,927
	Royal Bank of Canada	1.600%	1/21/25	21,100	20,020
	Royal Bank of Canada	3.375%	4/14/25	22,200	21,965
	Royal Bank of Canada	1.150%	6/10/25	27,870	25,775
	Royal Bank of Canada	1.200%	4/27/26	61,280	55,333
	Royal Bank of Canada	1.150%	7/14/26	49,684	44,545
	Royal Bank of Canada	1.400%	11/2/26	15,705	14,137
	Royal Bank of Canada	2.050%	1/21/27	3,495	3,220
	Royal Bank of Canada	3.625%	5/4/27	15,700	15,415
	Santander Holdings USA Inc.	3.500%	6/7/24	46,300	46,055
	Santander Holdings USA Inc.	3.450%	6/2/25	37,135	36,444
	Santander Holdings USA Inc.	4.500%	7/17/25	23,462	23,669
	Santander UK Group Holdings plc	3.373%	1/5/24	68,117	68,049
	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	26,239
	Santander UK Group Holdings plc	1.532%	8/21/26	33,875	30,782
	Santander UK Group Holdings plc	1.673%	6/14/27	63,415	56,380
	Santander UK Group Holdings plc	2.469%	1/11/28	23,300	21,086
[5]	Santander UK plc	5.000%	11/7/23	4,328	4,404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander UK plc	4.000%	3/13/24	56,870	57,486
[5]	SBL Holdings Inc.	5.125%	11/13/26	15,088	14,995
[9]	Scottish Widows Ltd.	5.500%	6/16/23	16,354	21,037
[5]	Security Benefit Global Funding	1.250%	5/17/24	13,595	12,901
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	8,787
[9]	Societe Generale SA	1.875%	10/3/24	1,000	1,213
[5]	Standard Chartered plc	0.991%	1/12/25	38,795	36,817
[5]	Standard Chartered plc	1.214%	3/23/25	14,565	13,800
[5]	Standard Chartered plc	1.822%	11/23/25	29,100	27,277
[5]	Standard Chartered plc	1.456%	1/14/27	24,270	21,600
[8]	Standard Chartered plc	2.500%	9/9/30	700	720
[6,10]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	2.065%	6/28/25	20,500	14,709
	State Street Corp.	3.550%	8/18/25	25,480	25,528
	State Street Corp.	2.354%	11/1/25	58,809	57,106
	Stifel Financial Corp.	4.250%	7/18/24	14,300	14,437
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	302	305
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	67,572	68,112
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	8,670	8,269
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	176,740	173,213
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	4,800	4,663
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	40,900	39,308
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	49,095	45,530
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	32,810	32,415
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	51,114	48,315
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	34,600	30,855
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,285	22,561
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,400	17,793
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.613%	10/16/24	23,465	16,653
[5]	Sumitomo Mitsui Trust Bank Ltd.	2.550%	3/10/25	34,000	32,929
	SVB Financial Group	1.800%	10/28/26	29,200	26,402
[5]	Svenska Handelsbanken AB	0.550%	6/11/24	20,800	19,615
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	13,000	11,723
[8]	Sydbank A/S	0.500%	11/10/26	700	692
	Synchrony Financial	4.375%	3/19/24	21,466	21,601
	Synchrony Financial	4.250%	8/15/24	41,202	41,168
	Synchrony Financial	4.500%	7/23/25	42,390	42,569
	Synchrony Financial	3.700%	8/4/26	23,619	22,755
[5]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,986
	Toronto-Dominion Bank	2.350%	3/8/24	90,581	89,196
	Toronto-Dominion Bank	1.150%	6/12/25	30,400	28,230
	Toronto-Dominion Bank	0.750%	9/11/25	57,055	51,963
	Toronto-Dominion Bank	1.250%	9/10/26	75,220	67,443
	Toronto-Dominion Bank	2.800%	3/10/27	94,715	90,033
	Toronto-Dominion Bank	3.625%	9/15/31	11,000	10,742
[6,10]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	1.310%	7/10/24	12,480	8,835
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,374
	Truist Bank	3.200%	4/1/24	100,987	100,966
	Truist Bank	2.150%	12/6/24	45,325	44,006
	Truist Bank	1.500%	3/10/25	35,380	33,581
	Truist Bank	3.625%	9/16/25	21,610	21,507
	Truist Bank	4.050%	11/3/25	290	295
	Truist Bank	2.636%	9/17/29	10,545	10,212
	Truist Financial Corp.	2.500%	8/1/24	12,645	12,413
	Truist Financial Corp.	4.000%	5/1/25	18,790	18,998
	Truist Financial Corp.	1.200%	8/5/25	22,235	20,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Financial Corp.	1.267%	3/2/27	15,350	13,957
[5]	UBS AG	0.450%	2/9/24	14,554	13,854
[5]	UBS AG	0.700%	8/9/24	24,350	22,923
[5]	UBS AG	1.250%	6/1/26	27,200	24,472
[5]	UBS Group AG	1.008%	7/30/24	37,605	36,533
[5]	UBS Group AG	4.125%	9/24/25	8,000	8,004
[5]	UBS Group AG	4.125%	4/15/26	8,250	8,203
[5]	UBS Group AG	1.364%	1/30/27	29,910	26,856
[5]	UBS Group AG	1.494%	8/10/27	33,900	30,124
	US Bancorp	3.600%	9/11/24	14,310	14,386
	US Bancorp	1.450%	5/12/25	22,255	20,992
	US Bancorp	3.100%	4/27/26	10,454	10,225
	US Bancorp	2.375%	7/22/26	25,525	24,319
	US Bank NA	2.050%	1/21/25	8,433	8,157
[9]	Virgin Money UK plc	4.000%	9/25/26	600	749
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
[9]	Wells Fargo & Co.	2.125%	12/20/23	800	990
	Wells Fargo & Co.	3.750%	1/24/24	93,425	94,163
	Wells Fargo & Co.	1.654%	6/2/24	49,050	48,222
[10]	Wells Fargo & Co.	4.750%	8/27/24	33,810	24,318
	Wells Fargo & Co.	3.000%	2/19/25	112,678	110,752
	Wells Fargo & Co.	0.805%	5/19/25	22,155	20,860
	Wells Fargo & Co.	3.550%	9/29/25	85,176	84,620
	Wells Fargo & Co.	2.406%	10/30/25	101,711	97,786
	Wells Fargo & Co.	2.164%	2/11/26	89,354	84,757
	Wells Fargo & Co.	3.000%	4/22/26	60,337	58,001
	Wells Fargo & Co.	2.188%	4/30/26	132,990	125,642
	Wells Fargo & Co.	4.100%	6/3/26	80,036	79,691
	Wells Fargo & Co.	3.000%	10/23/26	73,175	69,903
[8]	Wells Fargo & Co.	1.375%	10/26/26	24,290	24,625
	Wells Fargo & Co.	3.196%	6/17/27	20,050	19,200
	Wells Fargo & Co.	3.526%	3/24/28	35,250	33,936
[9]	Wells Fargo Bank NA	5.250%	8/1/23	33,450	43,098
[5]	Westpac Banking Corp.	1.552%	9/30/26	8,250	7,654
[10]	Westpac Banking Corp.	4.800%	6/14/28	3,294	2,359
	Westpac Banking Corp.	2.894%	2/4/30	64,004	61,165
	Westpac Banking Corp.	4.322%	11/23/31	28,138	27,594
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.400%	1.445%	2/16/28	2,900	2,052
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	2.262%	1/29/31	6,800	4,677
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.982%	6/22/28	46,000	32,703
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	2.025%	8/27/29	21,400	15,289
	Willis North America Inc.	3.600%	5/15/24	70,071	69,766
					20,973,104
Health Care (6.7%)
	AbbVie Inc.	3.250%	10/1/22	11,900	11,929
	AbbVie Inc.	2.300%	11/21/22	196,940	196,957
	AbbVie Inc.	2.800%	3/15/23	8,647	8,651
	AbbVie Inc.	3.850%	6/15/24	31,807	32,065
	AbbVie Inc.	2.600%	11/21/24	254,145	248,238
	AbbVie Inc.	3.800%	3/15/25	78,277	78,390
	AbbVie Inc.	3.600%	5/14/25	11,792	11,742
	AbbVie Inc.	3.200%	5/14/26	24,750	24,103
	AbbVie Inc.	2.950%	11/21/26	119,467	114,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	2.750%	11/15/22	10,770	10,786
	Aetna Inc.	2.800%	6/15/23	46,265	46,170
	Aetna Inc.	3.500%	11/15/24	9,670	9,665
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	1,939
[5]	Alcon Finance Corp.	2.750%	9/23/26	19,700	18,743
[8]	American Medical Systems Europe BV	0.750%	3/8/25	25,841	26,613
	AmerisourceBergen Corp.	0.737%	3/15/23	30,939	30,478
	Amgen Inc.	3.125%	5/1/25	15,979	15,813
	Amgen Inc.	2.200%	2/21/27	34,841	32,309
	Amgen Inc.	3.200%	11/2/27	7,330	7,057
	Anthem Inc.	3.500%	8/15/24	12,029	12,040
	Anthem Inc.	2.375%	1/15/25	24,455	23,680
	Anthem Inc.	1.500%	3/15/26	38,795	35,698
	Astrazeneca Finance LLC	1.200%	5/28/26	76,530	69,556
	AstraZeneca plc	3.375%	11/16/25	25,583	25,497
[5]	Bausch Health Cos. Inc.	6.125%	4/15/25	9,345	9,370
[5]	Bausch Health Cos. Inc.	5.500%	11/1/25	1,840	1,780
	Baxalta Inc.	4.000%	6/23/25	12,304	12,382
[5]	Baxter International Inc.	1.322%	11/29/24	147,000	138,590
[5]	Baxter International Inc.	1.915%	2/1/27	144,915	131,851
[5]	Bayer US Finance II LLC	3.875%	12/15/23	120,071	120,818
[5]	Bayer US Finance II LLC	4.250%	12/15/25	16,304	16,357
[5]	Bayer US Finance LLC	3.375%	10/8/24	39,140	38,617
	Becton Dickinson and Co.	3.363%	6/6/24	31,943	31,824
	Becton Dickinson and Co.	3.700%	6/6/27	69,747	68,644
	Boston Scientific Corp.	3.450%	3/1/24	21,005	21,025
	Boston Scientific Corp.	1.900%	6/1/25	43,755	41,414
	Cardinal Health Inc.	3.079%	6/15/24	9,000	8,920
	Cigna Corp.	3.000%	7/15/23	34,868	34,876
	Cigna Corp.	0.613%	3/15/24	14,000	13,347
	Cigna Corp.	3.500%	6/15/24	79,100	79,261
	Cigna Corp.	3.250%	4/15/25	24,000	23,773
	Cigna Corp.	4.125%	11/15/25	96,619	97,596
	Cigna Corp.	4.500%	2/25/26	9,900	10,109
	Cigna Corp.	1.250%	3/15/26	22,550	20,515
	Cigna Corp.	3.400%	3/1/27	36,217	35,228
	CommonSpirit Health	4.200%	8/1/23	1,900	1,925
	CommonSpirit Health	2.760%	10/1/24	47,945	46,813
	CommonSpirit Health	1.547%	10/1/25	32,500	29,975
[5]	CSL UK Holdings Ltd.	3.850%	4/27/27	9,680	9,634
	CVS Health Corp.	2.625%	8/15/24	53,400	52,535
	CVS Health Corp.	4.100%	3/25/25	62,625	63,494
	CVS Health Corp.	3.875%	7/20/25	23,615	23,721
	CVS Health Corp.	2.875%	6/1/26	24,500	23,623
	CVS Health Corp.	3.000%	8/15/26	41,970	40,582
	CVS Health Corp.	3.625%	4/1/27	59,135	58,180
	CVS Health Corp.	1.300%	8/21/27	29,000	25,393
	Danaher Corp.	3.350%	9/15/25	9,700	9,592
	DH Europe Finance II Sarl	2.200%	11/15/24	96,626	93,523
[8]	DH Europe Finance II Sarl	0.200%	3/18/26	19,435	19,379
	Dignity Health	3.812%	11/1/24	970	970
	Encompass Health Corp.	4.500%	2/1/28	1,923	1,771
	Gilead Sciences Inc.	0.750%	9/29/23	33,225	32,139
	Gilead Sciences Inc.	3.700%	4/1/24	46,615	46,926
	Gilead Sciences Inc.	3.500%	2/1/25	97,415	97,521
	Gilead Sciences Inc.	3.650%	3/1/26	78,587	78,080
	Gilead Sciences Inc.	2.950%	3/1/27	8,024	7,689
	HCA Inc.	5.000%	3/15/24	96,830	99,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.375%	2/1/25	2,633	2,708
	HCA Inc.	5.250%	4/15/25	47,142	48,638
	HCA Inc.	5.875%	2/15/26	2,398	2,484
	HCA Inc.	5.250%	6/15/26	44,900	46,185
[5]	HCA Inc.	3.125%	3/15/27	28,845	27,190
[5]	Highmark Inc.	1.450%	5/10/26	60,053	54,628
	Humana Inc.	0.650%	8/3/23	41,800	40,596
	Humana Inc.	3.850%	10/1/24	15,019	15,095
	Humana Inc.	4.500%	4/1/25	48,500	49,473
	Humana Inc.	3.950%	3/15/27	6,000	5,957
	Illumina Inc.	0.550%	3/23/23	19,600	19,229
	McKesson Corp.	2.700%	12/15/22	66,452	66,581
	McKesson Corp.	2.850%	3/15/23	19,435	19,441
	McKesson Corp.	3.796%	3/15/24	53,240	53,579
	McKesson Corp.	0.900%	12/3/25	33,440	30,298
	McKesson Corp.	1.300%	8/15/26	34,000	30,532
	Medtronic Global Holdings SCA	3.350%	4/1/27	7,000	6,911
	Merck & Co. Inc.	1.700%	6/10/27	42,980	39,339
[5]	Mylan Inc.	3.125%	1/15/23	27,015	27,017
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	9,705	9,015
	PerkinElmer Inc.	0.850%	9/15/24	58,535	54,802
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,893	12,414
	Quest Diagnostics Inc.	3.500%	3/30/25	11,655	11,616
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	6,689
[5]	Roche Holdings Inc.	2.132%	3/10/25	17,925	17,360
[5]	Roche Holdings Inc.	2.314%	3/10/27	48,510	45,808
	Royalty Pharma plc	0.750%	9/2/23	52,600	50,892
	Royalty Pharma plc	1.200%	9/2/25	37,250	33,919
	Royalty Pharma plc	1.750%	9/2/27	26,975	23,717
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	26,943	26,874
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	137,561	132,775
	SSM Health Care Corp.	3.688%	6/1/23	25,640	25,792
	Stryker Corp.	1.150%	6/15/25	43,650	40,715
	Stryker Corp.	3.375%	11/1/25	2,960	2,941
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	39,836	40,441
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	5,000	5,215
[5]	Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,538
[5]	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	6,093
[5]	Tenet Healthcare Corp.	4.250%	6/1/29	2,644	2,394
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	200,000	193,926
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	175,500	166,505
	UnitedHealth Group Inc.	3.750%	7/15/25	5,427	5,481
	UnitedHealth Group Inc.	1.250%	1/15/26	10,320	9,527
[8]	Upjohn Finance BV	1.023%	6/23/24	1,000	1,037
	Utah Acquisition Sub Inc.	3.950%	6/15/26	74,700	72,580
	Viatris Inc.	1.125%	6/22/22	65,500	65,346
	Viatris Inc.	1.650%	6/22/25	81,466	74,761
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	73,830	71,598
	Zoetis Inc.	3.250%	2/1/23	12,665	12,715
	Zoetis Inc.	4.500%	11/13/25	38,800	39,912
	Zoetis Inc.	3.000%	9/12/27	4,615	4,437
					4,766,234
Industrials (5.2%)
[9]	Abertis Infraestructuras SA	3.375%	11/27/26	500	612
[5]	Air Canada	3.875%	8/15/26	3,605	3,333
[5]	Allison Transmission Inc.	4.750%	10/1/27	3,993	3,849
[5]	American Airlines Inc.	11.750%	7/15/25	1,452	1,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	7,985	7,914
[5]	AP Moller - Maersk A/S	3.875%	9/28/25	27,700	27,836
[5]	Aramark Services Inc.	6.375%	5/1/25	10,005	10,184
[5]	Aramark Services Inc.	5.000%	2/1/28	1,100	1,026
[10]	Aurizon Network Pty Ltd.	4.000%	6/21/24	21,690	15,328
	Block Financial LLC	5.250%	10/1/25	14,400	14,921
	Boeing Co.	2.700%	5/1/22	14,095	14,095
	Boeing Co.	4.508%	5/1/23	174,223	176,285
	Boeing Co.	1.875%	6/15/23	19,781	19,491
	Boeing Co.	1.433%	2/4/24	222,700	213,986
	Boeing Co.	2.800%	3/1/24	28,830	28,367
	Boeing Co.	2.850%	10/30/24	7,500	7,333
	Boeing Co.	4.875%	5/1/25	207,476	210,000
	Boeing Co.	2.600%	10/30/25	10,553	10,008
	Boeing Co.	2.750%	2/1/26	30,255	28,606
	Boeing Co.	2.196%	2/4/26	388,100	354,573
	Boeing Co.	2.250%	6/15/26	8,748	8,007
	Boeing Co.	2.700%	2/1/27	23,440	21,581
[10]	Brisbane Airport Corp Pty Ltd.	3.900%	4/24/25	10,300	7,114
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	15,760	17,576
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,568	9,384
	Canadian Pacific Railway Co.	1.750%	12/2/26	36,800	33,806
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,538
	Carrier Global Corp.	2.242%	2/15/25	16,609	15,912
	Caterpillar Financial Services Corp.	1.150%	9/14/26	19,400	17,581
[5]	Clark Equipment Co.	5.875%	6/1/25	1,790	1,812
[5]	Clean Harbors Inc.	4.875%	7/15/27	12,182	12,026
	CNH Industrial Capital LLC	1.950%	7/2/23	23,960	23,617
	CNH Industrial Capital LLC	1.875%	1/15/26	74,552	69,310
	CNH Industrial Capital LLC	1.450%	7/15/26	38,840	34,978
	CNH Industrial NV	4.500%	8/15/23	48,980	49,672
	CSX Corp.	3.350%	11/1/25	4,021	3,982
[5]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	65,890	63,661
	Daimler Trucks Finance North America LLC	3.650%	4/7/27	29,220	28,562
	Delta Air Lines Inc.	2.900%	10/28/24	2,105	2,010
[5]	Delta Air Lines Inc.	7.000%	5/1/25	59,978	64,182
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	95,574	95,203
	Dover Corp.	3.150%	11/15/25	6,115	6,029
[8]	easyJet plc	0.875%	6/11/25	14,575	14,510
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,304
	Embraer SA	5.150%	6/15/22	21,700	21,717
	General Dynamics Corp.	3.250%	4/1/25	51,954	51,812
	General Dynamics Corp.	3.500%	5/15/25	18,640	18,700
	General Dynamics Corp.	3.500%	4/1/27	21,740	21,551
[9]	Heathrow Funding Ltd.	7.125%	2/14/24	1,100	1,465
[9]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	13,892
[8]	Highland Holdings Sarl	0.000%	11/12/23	58,831	61,102
[8]	Highland Holdings Sarl	0.318%	12/15/26	600	584
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	60,717	60,721
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	31,200	29,969
	John Deere Capital Corp.	1.300%	10/13/26	10,208	9,315
	John Deere Capital Corp.	2.350%	3/8/27	31,020	29,327
	Johnson Controls International plc	3.625%	7/2/24	8,998	9,023
	Johnson Controls International plc	3.900%	2/14/26	2,541	2,543
	L3Harris Technologies Inc.	3.850%	6/15/23	119,000	120,037
	L3Harris Technologies Inc.	3.950%	5/28/24	13,700	13,798
	L3Harris Technologies Inc.	3.832%	4/27/25	4,620	4,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	3.850%	12/15/26	26,108	25,973
	Lennox International Inc.	1.350%	8/1/25	6,770	6,264
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	167,511	172,251
[5]	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	48,550	48,054
[5]	Misc Capital Two Labuan Ltd.	3.750%	4/6/27	6,795	6,568
[6,10]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.763%	7/12/24	5,900	4,140
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	7,853
	Norfolk Southern Corp.	2.900%	6/15/26	16,309	15,783
	Northrop Grumman Corp.	2.930%	1/15/25	62,869	61,834
	Otis Worldwide Corp.	2.056%	4/5/25	111,358	106,217
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,126
[10]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	38,120	27,136
	Quanta Services Inc.	0.950%	10/1/24	14,085	13,178
	Raytheon Technologies Corp.	3.650%	8/16/23	10,178	10,252
	Raytheon Technologies Corp.	3.200%	3/15/24	103,489	103,649
	Raytheon Technologies Corp.	3.950%	8/16/25	50,870	51,474
	Raytheon Technologies Corp.	3.500%	3/15/27	39,100	38,609
	Raytheon Technologies Corp.	3.125%	5/4/27	24,137	23,441
	Republic Services Inc.	3.200%	3/15/25	11,715	11,579
	Republic Services Inc.	0.875%	11/15/25	14,500	13,125
	Republic Services Inc.	2.900%	7/1/26	4,860	4,687
[5]	Rolls-Royce plc	3.625%	10/14/25	2,115	1,980
[5]	Rolls-Royce plc	5.750%	10/15/27	8,001	7,728
	Ryder System Inc.	3.650%	3/18/24	72,895	72,903
	Ryder System Inc.	1.750%	9/1/26	24,290	22,028
	Ryder System Inc.	2.850%	3/1/27	20,090	18,959
[5]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	39,366	37,605
[5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	42,600	38,851
	Southwest Airlines Co.	2.750%	11/16/22	29,000	29,042
	Southwest Airlines Co.	4.750%	5/4/23	84,507	85,859
	Southwest Airlines Co.	5.250%	5/4/25	41,341	42,665
	Southwest Airlines Co.	3.000%	11/15/26	6,800	6,510
	Southwest Airlines Co.	5.125%	6/15/27	45,412	46,954
	Southwest Airlines Co.	3.450%	11/16/27	8,742	8,331
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	20,990
	Teledyne Technologies Inc.	1.600%	4/1/26	65,050	58,958
[5]	TransDigm Inc.	8.000%	12/15/25	15,808	16,458
[5]	TransDigm Inc.	6.250%	3/15/26	6,000	6,008
	TransDigm Inc.	5.500%	11/15/27	4,600	4,219
	Tyco Electronics Group SA	3.700%	2/15/26	24,334	24,423
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	23,040
[4]	UAL Series 2007-1 Pass Through Trust	6.636%	1/2/24	8,737	8,710
	Union Pacific Corp.	3.500%	6/8/23	22,764	22,940
	Union Pacific Corp.	3.150%	3/1/24	37,610	37,590
	Union Pacific Corp.	3.250%	8/15/25	15,077	14,994
	Union Pacific Corp.	2.750%	3/1/26	8,717	8,442
	Union Pacific Corp.	3.000%	4/15/27	7,062	6,832
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	8,051	7,789
[5]	United Airlines Inc.	4.375%	4/15/26	9,885	9,525
	United Rentals North America Inc.	3.875%	11/15/27	6,608	6,329
[4,15]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	25	25
[5]	Vertiv Group Corp.	4.125%	11/15/28	2,733	2,382
	Waste Management Inc.	2.400%	5/15/23	1,600	1,601
	Waste Management Inc.	0.750%	11/15/25	24,300	22,181
	Waste Management Inc.	3.150%	11/15/27	491	476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	WESCO Distribution Inc.	7.125%	6/15/25	1,945	2,019
[5]	WESCO Distribution Inc.	7.250%	6/15/28	4,611	4,792
[5]	Williams Scotsman International Inc.	4.625%	8/15/28	2,530	2,398
[8]	Wizz Air Finance Co. BV	1.350%	1/19/24	4,600	4,609
[10]	WSO Finance Pty Ltd.	3.500%	7/14/23	9,950	7,078
					3,721,374
Materials (2.2%)
[5]	Air Liquide Finance SA	2.250%	9/27/23	44,520	44,126
[5]	Air Liquide Finance SA	2.500%	9/27/26	200	191
	ArcelorMittal SA	4.550%	3/11/26	12,700	12,843
[5]	Arconic Corp.	6.000%	5/15/25	1,058	1,063
[5]	Arconic Corp.	6.125%	2/15/28	2,224	2,152
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	8,019	7,970
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	5,030	4,666
	Avery Dennison Corp.	0.850%	8/15/24	20,000	18,868
[5]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	2,376	2,258
	Ball Corp.	4.000%	11/15/23	7,285	7,298
	Ball Corp.	4.875%	3/15/26	2,775	2,795
	Berry Global Inc.	0.950%	2/15/24	67,435	64,389
[8]	Berry Global Inc.	1.000%	1/15/25	800	804
	Berry Global Inc.	1.570%	1/15/26	113,513	103,301
[5]	Berry Global Inc.	4.875%	7/15/26	15,149	15,067
[5]	Berry Global Inc.	5.625%	7/15/27	24,828	24,742
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	4,183
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,575	1,352
[5]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	58,451	58,677
[5]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	34,508
	Cleveland-Cliffs Inc.	5.875%	6/1/27	5,381	5,389
	Dow Chemical Co.	4.550%	11/30/25	24,580	25,226
	Dow Chemical Co.	3.625%	5/15/26	74,933	74,267
	DuPont de Nemours Inc.	4.205%	11/15/23	105,429	106,878
	DuPont de Nemours Inc.	4.493%	11/15/25	64,462	65,723
	Eastman Chemical Co.	3.800%	3/15/25	22,587	22,492
	EI du Pont de Nemours and Co.	1.700%	7/15/25	14,540	13,724
[5]	Element Solutions Inc.	3.875%	9/1/28	6,543	5,852
	FMC Corp.	3.200%	10/1/26	19,925	19,295
[5]	Freeport Indonesia PT	4.763%	4/14/27	14,220	14,132
	Freeport-McMoRan Inc.	4.550%	11/14/24	26,375	26,729
	Freeport-McMoRan Inc.	4.375%	8/1/28	8,228	7,969
[5]	Georgia-Pacific LLC	0.625%	5/15/24	69,717	66,108
[5]	Georgia-Pacific LLC	1.750%	9/30/25	71,540	67,244
[5]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	64,890
[5]	Georgia-Pacific LLC	2.100%	4/30/27	50,182	46,271
[8]	Glencore Finance Europe Ltd.	1.750%	3/17/25	7,286	7,558
[8]	Glencore Finance Europe Ltd.	3.750%	4/1/26	10,105	11,096
[5]	Graphic Packaging International LLC	0.821%	4/15/24	33,975	32,097
[5]	Graphic Packaging International LLC	3.500%	3/15/28	625	566
[5]	Graphic Packaging International LLC	3.500%	3/1/29	1,775	1,580
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	2,454	2,264
[5]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	24,212	24,227
	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	16,630	16,636
[5]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,593	1,450
[5]	Ingevity Corp.	3.875%	11/1/28	2,075	1,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	International Flavors & Fragrances Inc.	0.697%	9/15/22	16,395	16,304
	LYB International Finance BV	4.000%	7/15/23	21,204	21,421
	LYB International Finance III LLC	1.250%	10/1/25	51,849	47,435
	LyondellBasell Industries NV	5.750%	4/15/24	32,452	33,521
	Martin Marietta Materials Inc.	0.650%	7/15/23	10,500	10,234
	Mosaic Co.	4.250%	11/15/23	20,576	20,819
	Nucor Corp.	2.000%	6/1/25	26,034	24,904
	Nutrien Ltd.	1.900%	5/13/23	53,606	53,016
	Nutrien Ltd.	3.000%	4/1/25	35,822	35,221
	Packaging Corp. of America	3.650%	9/15/24	339	340
[5]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	3,142	2,737
	PPG Industries Inc.	1.200%	3/15/26	31,690	28,822
	RPM International Inc.	3.750%	3/15/27	12,979	12,781
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	14,253
	Steel Dynamics Inc.	2.400%	6/15/25	16,055	15,358
	Vale Overseas Ltd.	6.250%	8/10/26	13,925	14,663
	WRKCo Inc.	3.000%	9/15/24	29,076	28,705
	WRKCo Inc.	3.750%	3/15/25	8,107	8,122
	WRKCo Inc.	3.375%	9/15/27	3,050	2,938
					1,534,383
Real Estate (4.0%)
[8]	Akelius Residential Property AB	1.750%	2/7/25	3,000	3,139
[9]	Akelius Residential Property AB	2.375%	8/15/25	26,941	32,998
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	69,140	68,811
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	6,800	6,841
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	33,452	33,808
	American Tower Corp.	3.000%	6/15/23	58,755	58,690
	American Tower Corp.	0.600%	1/15/24	121,240	115,717
	American Tower Corp.	3.375%	5/15/24	26,786	26,653
	American Tower Corp.	2.950%	1/15/25	53,383	52,132
	American Tower Corp.	2.400%	3/15/25	63,857	61,318
	American Tower Corp.	4.000%	6/1/25	31,725	31,706
	American Tower Corp.	1.600%	4/15/26	67,914	61,713
	American Tower Corp.	1.450%	9/15/26	34,406	30,698
	American Tower Corp.	3.375%	10/15/26	25,600	24,624
[8]	American Tower Corp.	0.450%	1/15/27	19,437	18,668
	American Tower Corp.	2.750%	1/15/27	28,920	26,901
[8]	American Tower Corp.	0.400%	2/15/27	8,744	8,306
	American Tower Corp.	3.550%	7/15/27	10,995	10,508
[8]	Aroundtown SA	0.625%	7/9/25	43,700	43,121
[8]	Aroundtown SA	3.375%	12/31/99	3,600	3,634
	AvalonBay Communities Inc.	2.850%	3/15/23	12,000	12,000
	AvalonBay Communities Inc.	2.950%	5/11/26	19,400	18,759
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	6,074
	Boston Properties LP	3.125%	9/1/23	42,320	42,343
	Boston Properties LP	3.800%	2/1/24	5,070	5,112
	Boston Properties LP	3.200%	1/15/25	12,424	12,253
	Boston Properties LP	2.750%	10/1/26	9,650	9,133
	Brandywine Operating Partnership LP	3.950%	2/15/23	12,880	12,920
	Brandywine Operating Partnership LP	4.100%	10/1/24	14,155	14,176
	Brixmor Operating Partnership LP	3.650%	6/15/24	71,537	71,243
	Brixmor Operating Partnership LP	3.850%	2/1/25	36,846	36,803
	Camden Property Trust	4.875%	6/15/23	3,435	3,472
	Camden Property Trust	4.250%	1/15/24	46,982	47,382
	Camden Property Trust	3.500%	9/15/24	2,785	2,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corporate Office Properties LP	2.250%	3/15/26	59,075	54,767
	Crown Castle International Corp.	3.150%	7/15/23	41,835	41,800
	Crown Castle International Corp.	3.200%	9/1/24	69,394	68,754
	Crown Castle International Corp.	1.350%	7/15/25	29,140	26,866
	Crown Castle International Corp.	4.450%	2/15/26	41,532	41,886
	Crown Castle International Corp.	3.700%	6/15/26	56,235	55,298
	Crown Castle International Corp.	1.050%	7/15/26	81,089	71,664
	Crown Castle International Corp.	4.000%	3/1/27	7,199	7,097
	Crown Castle International Corp.	2.900%	3/15/27	19,430	18,221
[5]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	2,912	2,636
	CubeSmart LP	4.000%	11/15/25	7,260	7,274
[8]	Digital Dutch Finco BV	0.625%	7/15/25	13,205	13,222
	Duke Realty LP	3.250%	6/30/26	11,070	10,790
	Equinix Inc.	1.450%	5/15/26	9,710	8,752
	Equinix Inc.	2.900%	11/18/26	17,520	16,551
	ERP Operating LP	3.375%	6/1/25	20,400	20,200
	ERP Operating LP	2.850%	11/1/26	7,965	7,660
[8]	Fastighets AB Balder	1.875%	3/14/25	9,700	10,127
	Federal Realty Investment Trust	2.750%	6/1/23	18,030	17,952
	Federal Realty Investment Trust	3.950%	1/15/24	23,874	24,022
[9]	Hammerson plc	3.500%	10/27/25	500	599
[5]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	4,295	3,962
	Healthcare Realty Trust Inc.	3.875%	5/1/25	5,800	5,820
	Healthpeak Properties Inc.	3.400%	2/1/25	3,942	3,912
	Healthpeak Properties Inc.	1.350%	2/1/27	43,700	39,218
[8]	Heimstaden Bostad AB	1.125%	1/21/26	17,200	17,171
	Highwoods Realty LP	3.625%	1/15/23	5,280	5,284
	Host Hotels & Resorts LP	4.000%	6/15/25	12,046	11,944
	IIP Operating Partnership LP	5.500%	5/25/26	27,600	27,554
	Kilroy Realty LP	3.450%	12/15/24	21,115	20,797
	Kilroy Realty LP	4.375%	10/1/25	5,685	5,748
	Kimco Realty Corp.	3.500%	4/15/23	13,765	13,851
	Kimco Realty Corp.	3.125%	6/1/23	12,000	12,003
	Kimco Realty Corp.	4.450%	1/15/24	11,302	11,422
	Kimco Realty Corp.	2.700%	3/1/24	28,329	27,896
	Kimco Realty Corp.	3.300%	2/1/25	52,530	51,833
	Kimco Realty Corp.	2.800%	10/1/26	7,258	6,897
[8]	Kojamo OYJ	1.500%	6/19/24	4,850	5,076
[8]	Logicor Financing Sarl	0.750%	7/15/24	5,068	5,199
[8]	Logicor Financing Sarl	2.250%	5/13/25	4,855	5,073
[8]	Logicor Financing Sarl	0.625%	11/17/25	500	492
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	10,542	10,758
	Mid-America Apartments LP	4.300%	10/15/23	2,000	2,024
	Mid-America Apartments LP	3.750%	6/15/24	8,923	8,952
	Mid-America Apartments LP	4.000%	11/15/25	11,320	11,394
	Mid-America Apartments LP	1.100%	9/15/26	25,130	22,434
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	4,902	4,703
	National Retail Properties Inc.	3.900%	6/15/24	25,562	25,716
	National Retail Properties Inc.	4.000%	11/15/25	19,893	20,028
	Office Properties Income Trust	2.650%	6/15/26	12,500	11,260
	Omega Healthcare Investors Inc.	4.375%	8/1/23	2,397	2,422
	Omega Healthcare Investors Inc.	4.950%	4/1/24	16,340	16,489
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,690	10,700
	Omega Healthcare Investors Inc.	5.250%	1/15/26	32,354	32,932
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	5,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Storage	1.500%	11/9/26	17,225	15,757
	Realty Income Corp.	4.600%	2/6/24	42,787	43,584
	Realty Income Corp.	3.875%	7/15/24	6,871	6,923
	Realty Income Corp.	3.875%	4/15/25	28,138	28,264
	Realty Income Corp.	4.625%	11/1/25	77,524	79,547
	Realty Income Corp.	0.750%	3/15/26	9,960	8,853
	Realty Income Corp.	4.875%	6/1/26	104,147	107,737
	Realty Income Corp.	4.125%	10/15/26	44,580	45,006
[9]	Realty Income Corp.	1.875%	1/14/27	6,214	7,368
[9]	Realty Income Corp.	1.125%	7/13/27	13,900	15,772
	Regency Centers LP	3.750%	6/15/24	1,115	1,112
	Sabra Health Care LP	5.125%	8/15/26	41,626	41,699
[8]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	6,700	6,734
[8]	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	3,100	2,887
	Simon Property Group LP	2.750%	6/1/23	14,163	14,149
	Simon Property Group LP	3.750%	2/1/24	30,620	30,882
	Simon Property Group LP	2.000%	9/13/24	53,032	51,514
	Simon Property Group LP	3.375%	10/1/24	42,028	41,959
	Simon Property Group LP	3.500%	9/1/25	48,883	48,524
	Simon Property Group LP	3.300%	1/15/26	9,640	9,490
	Simon Property Group LP	3.250%	11/30/26	24,342	23,631
	Simon Property Group LP	1.375%	1/15/27	24,250	21,670
	UDR Inc.	2.950%	9/1/26	1,500	1,438
[8]	Unibail-Rodamco-Westfield SE	1.125%	9/15/25	1,000	1,016
[5]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	7,904	8,072
	Ventas Realty LP	3.500%	4/15/24	37,091	37,001
	Ventas Realty LP	3.750%	5/1/24	6,012	6,042
	Ventas Realty LP	2.650%	1/15/25	12,310	11,945
	Ventas Realty LP	3.500%	2/1/25	4,820	4,770
	Ventas Realty LP	3.250%	10/15/26	5,655	5,484
	VICI Properties LP / VICI Note Co Inc.	4.625%	6/15/25	4,492	4,411
	VICI Properties LP / VICI Note Co Inc.	4.500%	9/1/26	1,086	1,043
[8]	Vonovia Finance BV	0.750%	1/15/24	1,700	1,772
	Vornado Realty LP	2.150%	6/1/26	11,600	10,558
[5]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	7,140	7,033
	Welltower Inc.	3.625%	3/15/24	28,402	28,404
	Welltower Inc.	4.000%	6/1/25	72,809	73,026
	Welltower Inc.	4.250%	4/1/26	6,180	6,241
[9]	Westfield America Management Ltd.	2.125%	3/30/25	6,499	7,758
					2,876,551
Technology (4.3%)
	Apple Inc.	3.250%	2/23/26	16,951	16,922
	Apple Inc.	2.050%	9/11/26	29,700	28,146
	Apple Inc.	3.200%	5/11/27	54,022	53,304
	Autodesk Inc.	4.375%	6/15/25	1,940	1,969
	Autodesk Inc.	3.500%	6/15/27	8,730	8,490
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	11,899	11,963
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,200	18,912
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	53,758	52,481
	Broadcom Inc.	3.625%	10/15/24	73,287	73,308
	Broadcom Inc.	3.150%	11/15/25	39,911	38,904
	Broadcom Inc.	3.459%	9/15/26	29,472	28,702
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	2,960	2,915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citrix Systems Inc.	1.250%	3/1/26	19,405	19,008
[5]	Clarivate Science Holdings Corp.	3.875%	7/1/28	4,285	3,816
[5]	CommScope Inc.	6.000%	3/1/26	2,321	2,195
[8]	Dell Bank International DAC	0.500%	10/27/26	500	490
	Dell International LLC / EMC Corp.	4.000%	7/15/24	29,155	29,348
	Dell International LLC / EMC Corp.	5.850%	7/15/25	71,657	75,272
	Dell International LLC / EMC Corp.	6.020%	6/15/26	190,354	201,382
	Dell International LLC / EMC Corp.	4.900%	10/1/26	18,840	19,217
[8]	DXC Technology Co.	1.750%	1/15/26	10,215	10,538
	DXC Technology Co.	1.800%	9/15/26	71,500	64,033
[5]	Entegris Inc.	4.375%	4/15/28	2,096	1,951
	Equifax Inc.	3.950%	6/15/23	9,450	9,532
	Equifax Inc.	2.600%	12/1/24	95,144	92,568
	Equifax Inc.	2.600%	12/15/25	48,800	46,616
	Fidelity National Information Services Inc.	0.600%	3/1/24	31,060	29,463
	Fidelity National Information Services Inc.	1.150%	3/1/26	19,430	17,519
	Fiserv Inc.	3.800%	10/1/23	2,528	2,550
	Fiserv Inc.	2.750%	7/1/24	162,005	159,286
	Fiserv Inc.	3.200%	7/1/26	50,813	49,262
	Global Payments Inc.	1.500%	11/15/24	33,880	32,030
	Global Payments Inc.	1.200%	3/1/26	76,407	68,605
	Global Payments Inc.	2.150%	1/15/27	79,890	72,514
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	19,340	19,987
	HP Inc.	2.200%	6/17/25	86,341	82,028
	HP Inc.	1.450%	6/17/26	90,112	81,020
	HP Inc.	3.000%	6/17/27	9,830	9,233
	Intel Corp.	3.750%	3/25/27	5,190	5,220
	International Business Machines Corp.	3.300%	5/15/26	118,984	117,488
	Intuit Inc.	0.950%	7/15/25	1,950	1,808
	Juniper Networks Inc.	1.200%	12/10/25	47,760	43,572
	Marvell Technology Inc.	4.200%	6/22/23	29,250	29,574
[5]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	546	529
[5]	NXP BV / NXP Funding LLC	4.625%	6/1/23	22,660	22,928
[5]	NXP BV / NXP Funding LLC	4.875%	3/1/24	78,750	80,230
[5]	NXP BV / NXP Funding LLC	5.350%	3/1/26	17,480	18,080
	Oracle Corp.	3.625%	7/15/23	4,650	4,684
	Oracle Corp.	2.400%	9/15/23	94,559	93,671
	Oracle Corp.	3.400%	7/8/24	31,165	31,085
	Oracle Corp.	2.950%	11/15/24	43,813	42,962
	Oracle Corp.	2.500%	4/1/25	125,286	119,662
	Oracle Corp.	2.950%	5/15/25	48,603	47,024
	Oracle Corp.	1.650%	3/25/26	121,609	110,010
	Oracle Corp.	2.650%	7/15/26	91,643	85,643
	Oracle Corp.	2.800%	4/1/27	30,005	27,751
[5]	Qorvo Inc.	1.750%	12/15/24	14,560	13,731
	QUALCOMM Inc.	3.250%	5/20/27	32,284	31,620
	Roper Technologies Inc.	3.800%	12/15/26	13,243	13,160
[5]	S&P Global Inc.	2.450%	3/1/27	63,140	59,508
[5]	Sabre GLBL Inc.	7.375%	9/1/25	2,965	3,001
	Skyworks Solutions Inc.	0.900%	6/1/23	11,710	11,423
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	82,458
[5]	SS&C Technologies Inc.	5.500%	9/30/27	3,909	3,835
	TSMC Arizona Corp.	3.875%	4/22/27	40,780	40,621
	Verisk Analytics Inc.	4.000%	6/15/25	52,010	52,276
	Visa Inc.	3.150%	12/14/25	25,670	25,509
	VMware Inc.	0.600%	8/15/23	34,000	32,900
	VMware Inc.	4.500%	5/15/25	149,682	151,763
	VMware Inc.	1.400%	8/15/26	72,540	65,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Digital Corp.	4.750%	2/15/26	12,096	12,018
	Workday Inc.	3.500%	4/1/27	29,130	28,417
					3,044,648
Utilities (3.5%)
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	13,566
[6,10]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	1.295%	1/8/26	4,860	3,395
	Ameren Corp.	2.500%	9/15/24	32,940	32,130
	Ameren Corp.	3.650%	2/15/26	9,007	8,904
	Ameren Corp.	1.950%	3/15/27	17,800	16,252
	Ameren Illinois Co.	3.250%	3/1/25	11,340	11,281
	American Electric Power Co. Inc.	2.031%	3/15/24	26,630	25,928
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	8,799
	Atmos Energy Corp.	0.625%	3/9/23	39,550	38,910
[6,10]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	0.632%	7/1/24	9,500	6,617
	Baltimore Gas and Electric Co.	3.350%	7/1/23	3,142	3,145
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	19,699	19,988
	Black Hills Corp.	1.037%	8/23/24	29,400	27,813
[8]	Cadent Finance plc	0.625%	9/22/24	14,465	15,010
[5]	Calpine Corp.	4.500%	2/15/28	1,494	1,386
	CenterPoint Energy Inc.	2.500%	9/1/24	15,867	15,467
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	42,401
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	31,670	31,099
	Consolidated Edison Inc.	0.650%	12/1/23	40,295	38,748
[10]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,050	5,685
	Dominion Energy Inc.	3.300%	3/15/25	47,212	46,782
	Dominion Energy Inc.	1.450%	4/15/26	59,182	53,962
	Dominion Energy Inc.	2.850%	8/15/26	5,000	4,802
[6]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	1.356%	9/15/23	31,810	31,733
	DTE Energy Co.	2.250%	11/1/22	22,315	22,300
	DTE Energy Co.	1.050%	6/1/25	35,045	32,281
	DTE Energy Co.	2.850%	10/1/26	6,925	6,610
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	8,930	8,247
	Duke Energy Corp.	3.950%	10/15/23	15,085	15,203
	Duke Energy Corp.	0.900%	9/15/25	33,565	30,623
	Duke Energy Corp.	2.650%	9/1/26	16,791	15,922
	Duke Energy Ohio Inc.	3.800%	9/1/23	11,620	11,711
	Duke Energy Progress LLC	3.250%	8/15/25	7,798	7,749
[9]	E.ON International Finance BV	5.625%	12/6/23	2,945	3,871
[5]	East Ohio Gas Co.	1.300%	6/15/25	9,715	9,020
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	12,700	12,748
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,830	4,708
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	17,106	17,038
[5]	Electricite de France SA	4.500%	9/21/28	16,050	15,836
	Emera US Finance LP	0.833%	6/15/24	6,800	6,382
[5]	Enel Finance International NV	1.375%	7/12/26	48,500	43,476
[8]	Energias de Portugal SA	2.375%	11/27/23	19,400	20,853
[8]	Energias de Portugal SA	2.875%	6/1/26	10,600	11,662
[5]	Engie SA	2.875%	10/10/22	10,649	10,667
	Entergy Arkansas LLC	3.050%	6/1/23	7,190	7,201
	Entergy Arkansas LLC	3.500%	4/1/26	23,522	23,367
	Entergy Corp.	0.900%	9/15/25	48,975	44,334
	Entergy Corp.	2.950%	9/1/26	90,500	87,221
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	22,680	23,636
	Entergy Louisiana LLC	4.050%	9/1/23	11,650	11,766
	Entergy Louisiana LLC	0.620%	11/17/23	30,780	29,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	0.950%	10/1/24	17,460	16,455
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	8,932
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	15,988
	Evergy Inc.	2.450%	9/15/24	48,500	46,973
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	15,404
	Eversource Energy	0.800%	8/15/25	11,595	10,557
	Eversource Energy	1.400%	8/15/26	23,000	20,836
	Eversource Energy	2.900%	3/1/27	41,865	39,837
	Exelon Corp.	3.950%	6/15/25	30,194	30,339
	Exelon Corp.	3.400%	4/15/26	5,345	5,226
[5]	Exelon Corp.	2.750%	3/15/27	35,937	34,023
	FirstEnergy Corp.	2.050%	3/1/25	5,635	5,314
	FirstEnergy Corp.	1.600%	1/15/26	8,292	7,506
	FirstEnergy Corp.	4.400%	7/15/27	3,995	3,876
	Georgia Power Co.	2.200%	9/15/24	23,973	23,238
	ITC Holdings Corp.	2.700%	11/15/22	29,250	29,217
	ITC Holdings Corp.	3.250%	6/30/26	9,400	9,170
	Korea Midland Power Co. Ltd	2.375%	7/22/22	9,809	9,803
	MidAmerican Energy Co.	3.700%	9/15/23	4,370	4,406
	National Fuel Gas Co.	5.500%	1/15/26	9,705	10,016
[8]	National Grid Electricity Transmission plc	0.190%	1/20/25	13,007	13,262
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	24,290	23,246
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	73,790	72,635
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	20,853	19,068
[5]	NextEra Energy Operating Partners LP	3.875%	10/15/26	1,455	1,373
[5]	NextEra Energy Operating Partners LP	4.500%	9/15/27	5,616	5,317
[5]	NRG Energy Inc.	2.000%	12/2/25	18,522	17,187
	NRG Energy Inc.	6.625%	1/15/27	1,514	1,531
	NSTAR Electric Co.	3.250%	11/15/25	9,710	9,577
	NSTAR Electric Co.	3.200%	5/15/27	33,850	33,153
	NTPC Ltd.	4.375%	11/26/24	4,300	4,322
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	33,785	33,401
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	10,695	9,703
	ONE Gas Inc.	0.850%	3/11/23	24,270	23,925
	Pacific Gas and Electric Co.	3.250%	6/15/23	6,953	6,909
	Pacific Gas and Electric Co.	3.500%	6/15/25	16,285	15,746
	Pacific Gas and Electric Co.	3.450%	7/1/25	14,525	13,946
	Pacific Gas and Electric Co.	3.150%	1/1/26	101,133	95,178
	Pacific Gas and Electric Co.	2.100%	8/1/27	13,019	11,234
	PacifiCorp	3.350%	7/1/25	17,720	17,552
[5]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	1,078	1,019
	PECO Energy Co.	3.150%	10/15/25	3,885	3,833
	Perusahaan Gas Negara Tbk PT	5.125%	5/16/24	3,897	3,980
	Public Service Electric and Gas Co.	3.000%	5/15/25	8,340	8,206
	Public Service Enterprise Group Inc.	2.875%	6/15/24	65,543	64,508
	Public Service Enterprise Group Inc.	0.800%	8/15/25	49,115	44,623
	Puget Energy Inc.	3.650%	5/15/25	13,272	13,139
[5]	Rayburn Country Securitization LLC	2.307%	12/1/32	10,633	10,040
	Sempra Energy	3.300%	4/1/25	39,880	39,362
	Southern California Edison Co.	3.700%	8/1/25	13,471	13,459
	Southern California Edison Co.	1.200%	2/1/26	6,329	5,692
	Southern California Gas Co.	2.600%	6/15/26	16,350	15,646
	Southern California Gas Co.	2.950%	4/15/27	19,425	18,581
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,507
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	3,924
	Southern Power Co.	0.900%	1/15/26	9,700	8,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	32,284
	Southwestern Public Service Co.	3.300%	6/15/24	41,903	41,801
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	8,820
	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	16,600	16,600
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	10,775	10,862
	Union Electric Co.	2.950%	6/15/27	12,496	12,024
[10]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	24,200	17,149
[6,10]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	0.548%	8/23/24	29,100	20,473
	Virginia Electric and Power Co.	3.450%	2/15/24	16,509	16,552
	Virginia Electric and Power Co.	3.100%	5/15/25	8,585	8,461
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	12,062
	Virginia Electric and Power Co.	2.950%	11/15/26	46,842	45,177
	Virginia Electric and Power Co.	3.500%	3/15/27	19,467	19,253
[5]	Vistra Operations Co. LLC	5.500%	9/1/26	21,384	21,316
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	3,881	3,828
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	1,380	1,324
	WEC Energy Group Inc.	0.550%	9/15/23	53,165	51,404
	WEC Energy Group Inc.	0.800%	3/15/24	48,550	46,113
[9]	Western Power Distribution plc	3.625%	11/6/23	14,458	18,435
	Xcel Energy Inc.	3.350%	12/1/26	21,214	20,754
	Xcel Energy Inc.	1.750%	3/15/27	31,596	28,597
					2,527,875
Total Corporate Bonds (Cost $57,668,441)					54,357,252
Floating Rate Loan Interests (0.1%)
[6,16]	AAdvantage Loyalty IP Ltd. Term Loan	—%	4/20/28	1,235	1,256
[6]	Axalta Coating Systems US Holdings Inc. Term Loan, 3M USD LIBOR + 1.750%	2.756%	6/1/24	3,310	3,274
[6,16]	Bausch Health Cos. Inc. Term Loan	—%	1/27/27	3,040	2,940
[6]	Churchill Downs Inc. Term Loan, 1M USD LIBOR + 2.000%	2.764%	12/27/24	2,850	2,829
[6,16]	Clark Equipment Co. Term Loan	—%	4/20/29	582	579
[6]	Clean Harbors Inc. Term Loan, 1M USD LIBOR + 2.000%	2.764%	10/8/28	6,783	6,753
[6]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	5.764%	8/2/27	1,554	1,547
[6,16]	Entegris Inc. Term Loan	—%	3/2/29	4,765	4,765
[6,16]	Hilton Worldwide Finance LLC Term Loan	—%	6/22/26	1,455	1,436
[6]	McAfee LLC Term Loan, SOFR30A + 4.000%	4.500%	3/1/29	1,475	1,446
[6]	Medline Borrower LP Term Loan, 1M USD LIBOR + 3.250%	4.014%	10/23/28	12,490	12,270
[6]	Nexstar Broadcasting Inc. Term Loan, 3M USD LIBOR + 2.250%	3.014%	1/17/24	984	979
[6]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	3.006%	11/5/28	35,555	35,277
[6]	SkyMiles IP Ltd. Term Loan, 3M USD LIBOR + 3.750%	4.813%	10/20/27	5,830	6,017
[6]	Southwestern Energy Co. Term Loan, SOFR + 2.500%	3.301%	6/22/27	1,796	1,791
[6,16]	SS&C Technologies Inc. Term Loan	—%	3/22/29	2,545	2,523
[6]	Wyndham Hotels & Resorts Inc. Term Loan, 1M USD LIBOR + 1.750%	2.514%	5/30/25	3,005	2,978
Total Floating Rate Loan Interests (Cost $89,200)					88,660
Sovereign Bonds (2.2%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	23,410	23,516
	Arab Petroleum Investments Corp.	4.125%	9/18/23	14,518	14,804
[5]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	8,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CDP Financial Inc.	3.150%	7/24/24	24,580	24,689
	Corp. Andina de Fomento	4.375%	6/15/22	24,864	24,930
	Corp. Andina de Fomento	2.375%	5/12/23	19,340	19,241
	Corp. Andina de Fomento	1.250%	10/26/24	77,708	73,848
	Corp. Andina de Fomento	1.625%	9/23/25	48,335	45,452
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	6,018	6,146
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	2,117	1,856
[5]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	2,610	2,591
	Dominican Republic	6.000%	7/19/28	19,566	19,327
[5]	Dominican Republic	5.500%	2/22/29	14,785	13,787
	Export-Import Bank of India	3.875%	3/12/24	9,516	9,536
[5]	Fondo MIVIVIENDA SA	4.625%	4/12/27	31,765	31,476
[5]	Government of Bermuda	4.138%	1/3/23	6,000	6,042
[5]	Government of Bermuda	4.854%	2/6/24	2,861	2,919
	Kingdom of Morocco	4.250%	12/11/22	30,991	31,139
[5,8]	Kingdom of Morocco	1.375%	3/30/26	17,304	16,931
[8]	Kingdom of Morocco	1.375%	3/30/26	4,800	4,697
	Korea Development Bank	3.250%	2/19/24	12,205	12,260
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	11,764	11,769
	Korea National Oil Corp.	0.875%	10/5/25	19,400	17,675
[8]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	16,965
	North American Development Bank	2.400%	10/26/22	711	712
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,800	3,814
	Province of Nova Scotia	8.250%	7/30/22	12,785	12,966
	Republic of Chile	3.125%	1/21/26	16,180	15,843
[8]	Republic of Chile	0.100%	1/26/27	18,930	18,123
	Republic of Chile	2.750%	1/31/27	18,589	17,598
	Republic of Chile	3.240%	2/6/28	1,746	1,670
[8]	Republic of Chile	0.555%	1/21/29	10,244	9,585
	Republic of Chile	2.550%	7/27/33	11,585	9,691
	Republic of Colombia	2.625%	3/15/23	77,149	76,347
	Republic of Colombia	4.000%	2/26/24	40,280	39,658
	Republic of Colombia	4.500%	1/28/26	20,590	19,785
	Republic of Croatia	5.500%	4/4/23	64,069	65,496
	Republic of Croatia	6.000%	1/26/24	2,400	2,494
	Republic of Guatemala	5.750%	6/6/22	37,338	37,412
	Republic of Hungary	5.375%	2/21/23	131,030	133,485
	Republic of Hungary	5.750%	11/22/23	70,356	72,731
	Republic of Hungary	5.375%	3/25/24	43,000	44,378
[8]	Republic of Hungary	1.125%	4/28/26	30,800	30,455
[8]	Republic of Korea	0.000%	10/15/26	8,743	8,679
	Republic of Panama	4.000%	9/22/24	98,528	99,232
	Republic of Panama	3.750%	3/16/25	43,601	43,479
	Republic of Panama	7.125%	1/29/26	12,200	13,486
	Republic of Peru	7.350%	7/21/25	31,996	34,998
	Republic of Peru	2.392%	1/23/26	3,749	3,509
[8]	Republic of Philippines	0.000%	2/3/23	39,801	41,759
[8]	Republic of Philippines	0.250%	4/28/25	9,535	9,553
	Republic of Philippines	3.229%	3/29/27	16,910	16,456
[8]	Republic of Serbia	3.125%	5/15/27	71,905	68,209
	Republic of Slovenia	5.500%	10/26/22	11,740	11,881
	Republic of Uzbekistan	4.750%	2/20/24	8,540	8,405
	Romania	4.375%	8/22/23	12,480	12,637
	Romania	4.875%	1/22/24	7,934	8,115
[8]	Romania	2.750%	2/26/26	9,689	10,155
[8]	Romania	2.000%	12/8/26	24,328	24,568
[5]	Romania	3.000%	2/27/27	22,400	20,831
[8]	Romania	2.500%	2/8/30	6,632	6,051

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Romania		2.000%	4/14/33	8,304	6,364
	Sharjah Sukuk Program Ltd.		3.854%	4/3/26	16,074	16,032
	State of Qatar		3.375%	3/14/24	4,800	4,822
	State of Qatar		3.400%	4/16/25	15,243	15,281
	United Mexican States		3.600%	1/30/25	39,424	39,341
[8]	United Mexican States		3.625%	4/9/29	844	899
Total Sovereign Bonds (Cost $1,671,792)						1,576,866
Taxable Municipal Bonds (0.0%)
[17]	New Jersey Economic Development Authority Appropriations Revenue		7.425%	2/15/29	13,409	15,289
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	4,165	4,133
Total Taxable Municipal Bonds (Cost $20,477)						19,422
					Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[18]	Vanguard Short-Term Corporate Bond ETF (Cost $78,302)				967,764	74,324
			Coupon
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[19]	Vanguard Market Liquidity Fund (Cost $1,609,889)		0.409%		16,100,916	1,609,930
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	624,374	70
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	623,325	72
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	623,250	84

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	623,250	88
					314
Total Options Purchased (Cost $11,018)					314
Total Investments (98.8%) (Cost $74,311,465)					70,298,458
Other Assets and Liabilities—Net (1.2%)					855,752
Net Assets (100%)					71,154,210
Cost is in $000.
1	Securities with a value of $63,050,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $17,289,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $569,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $9,352,307,000, representing 13.1% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Guaranteed by the Republic of Azerbaijan.
12	Guaranteed by multiple countries.
13	Face amount denominated in Canadian dollars.
14	Non-income-producing security—security in default.
15	Security value determined using significant unobservable inputs.
16	Represents an unsettled loan as of April 30, 2022. The coupon rate is not known until the settlement date.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	43,119	4,858,299	(98,495)
10-Year U.S. Treasury Note	June 2022	5,014	597,449	(8,028)
Euro-Schatz	June 2022	393	45,666	(250)
				(106,773)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2022	(13,626)	(2,872,531)	5,954
AUD 3-Year Treasury Bond	June 2022	(847)	(65,219)	1,421
AUD 10-Year Treasury Bond	June 2022	(177)	(15,525)	855
5-Year Government of Canada Bond	June 2022	(190)	(17,112)	688
Euro-Bobl	June 2022	(5,425)	(727,865)	30,949
Euro-Bund	June 2022	(118)	(19,120)	1,531
Long Gilt	June 2022	(780)	(116,167)	4,634
Ultra 10-Year U.S. Treasury Note	June 2022	(108)	(13,932)	1,135
				47,167
				(59,606)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	6/15/22	CAD	113	USD	90	—	(2)
Deutsche Bank AG	6/15/22	CAD	107	USD	86	—	(2)
Bank of America, N.A.	6/15/22	CAD	98	USD	77	—	(1)
Bank of America, N.A.	6/15/22	EUR	36,033	USD	38,312	—	(216)
Standard Chartered Bank	6/15/22	EUR	15,750	USD	17,111	—	(459)
Toronto-Dominion Bank	6/15/22	EUR	4,823	USD	5,178	—	(79)
Royal Bank of Canada	6/15/22	EUR	3,912	USD	4,136	—	—
State Street Bank & Trust Co.	6/15/22	GBP	2,966	USD	3,873	—	(142)
Royal Bank of Canada	6/15/22	USD	276,978	AUD	372,945	13,251	—
State Street Bank & Trust Co.	6/15/22	USD	137,736	AUD	183,689	7,841	—
Toronto-Dominion Bank	6/15/22	USD	40,797	CAD	51,420	775	—
Royal Bank of Canada	6/15/22	USD	483,672	EUR	445,436	12,730	—
State Street Bank & Trust Co.	5/20/22	USD	274,222	EUR	252,177	7,960	—
Deutsche Bank AG	5/20/22	USD	273,103	EUR	252,177	6,841	—
State Street Bank & Trust Co.	6/15/22	USD	242,212	EUR	222,681	6,781	—
Bank of America, N.A.	6/15/22	USD	1,775	EUR	1,663	16	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/15/22	USD	487,127	GBP	374,632	16,015	—
Morgan Stanley Capital Services Inc.	6/15/22	USD	133	JPY	16,803	4	—
						72,214	(901)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/22/27	USD	586,850	1.000	5,189	(4,357)

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/22/26	USD	38,860	(5.000)	(1,267)	2,411
					3,922	(1,946)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	(31)	17	—	(48)
American Express Co./A2	12/23/25	GSI	3,270	1.000	72	79	—	(7)
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	50	33	17	—
AT&T Inc./Baa2	12/21/23	BARC	223,670	1.000	1,429	2,198	—	(769)
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	32,955	1.000	78	15	63	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	16,580	1.000	112	36	76	—
Boeing Co./Baa2	6/21/24	GSI	24,365	1.000	(138)	253	—	(391)
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	(64)	(14)	—	(50)
Chubb INA Holdings Inc./A3	12/23/25	GSI	3,270	1.000	88	88	—	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	63	70	—	(7)
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	74	56	18	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	72	69	3	—
Dow Chemical Co./Baa2	12/23/25	GSI	3,270	1.000	34	45	—	(11)
Enbridge Inc./Baa1	12/23/25	GSI	3,270	1.000	37	41	—	(4)
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	17	14	3	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	(65)	(3)	—	(62)
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	74	73	1	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	68	56	12	—
Lincoln National Corp./Baa1	12/23/25	GSI	3,270	1.000	29	31	—	(2)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	75	73	2	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	53	22	31	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	88	85	3	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	54	54	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	69	66	3	—
Penerbangan Malaysia Bhd/WR	6/22/27	JPMC	10,500	1.000	54	175	—	(121)
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	54	54	—	—
Republic of Chile/A1	6/22/27	CITNA	46,750	1.000	(36)	469	—	(505)
Republic of Chile/A1	6/22/27	JPMC	9,900	1.000	(8)	132	—	(140)
Republic of Chile/A1	6/22/27	MSCS	17,890	1.000	(13)	213	—	(226)
Republic of China/A1	6/21/22	BNPSW	26,335	1.000	60	6	54	—
Republic of China/A1	6/21/24	GSI	20,715	1.000	297	204	93	—
Republic of Philippines/Baa2	6/22/27	BARC	8,250	1.000	(32)	86	—	(118)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	29	33	—	(4)
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	79	78	1	—
Verizon Communications Inc./Baa1	12/21/22	GSI	33,580	1.000	154	74	80	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	22	54	—	(32)
					2,998	5,035	460	(2,497)

Credit Protection Purchased
Bank of China Ltd.	6/21/22	BNPSW	26,335	(1.000)	(60)	—	—	(60)
Bank of China Ltd.	6/21/23	BNPSW	19,485	(1.000)	(183)	(72)	—	(111)
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	95	433	—	(338)
Deutsche Bank AG	12/21/22	JPMC	20,120	(1.000)	(77)	(12)	—	(65)
McDonald’s Corp.	6/22/22	GSI	26,675	(1.000)	(65)	(23)	—	(42)
Republic of Colombia	6/22/27	MSCS	1,850	(1.000)	112	87	25	—
State of Qatar	6/21/22	BANA	1,500	(1.000)	(4)	—	—	(4)
State of Qatar	6/21/22	CITNA	3,450	(1.000)	(8)	1	—	(9)
					(190)	414	25	(629)
					2,808	5,449	485	(3,126)
1	Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $55,148,000 and cash of $29,150,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/6/22	N/A	100	0.270[1]	(0.229)[2]	—	—
1	Based on 1-Day USD Overnight Fed Funds Effective Rate as of the most recent payment date. Interest payment received/paid quarterly.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid quarterly.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
H. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,651,941	—	7,651,941
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,919,749	—	4,919,749
Corporate Bonds	—	54,357,224	28	54,357,252
Floating Rate Loan Interests	—	88,660	—	88,660
Sovereign Bonds	—	1,576,866	—	1,576,866
Taxable Municipal Bonds	—	19,422	—	19,422
Common Stocks	74,324	—	—	74,324
Temporary Cash Investments	1,609,930	—	—	1,609,930
Options Purchased	—	314	—	314
Total	1,684,254	68,614,176	28	70,298,458
Derivative Financial Instruments
Assets
Futures Contracts[1]	47,167	—	—	47,167
Forward Currency Contracts	—	72,214	—	72,214
Swap Contracts	2,411[1]	485	—	2,896
Total	49,578	72,699	—	122,277
Liabilities
Futures Contracts[1]	106,773	—	—	106,773
Forward Currency Contracts	—	901	—	901
Swap Contracts	4,357[1]	3,126	—	7,483
Total	111,130	4,027	—	115,157
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
J.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	994,617	NA1	NA1	20	(58)	569	—	1,609,930
Vanguard Short- Term Corporate Bond ETF	77,702	—	—	—	(3,378)	288	—	74,324
Total	1,072,319	—	—	20	(3,436)	857	—	1,684,254
1	Not applicable—purchases and sales are for temporary cash investment purposes.